UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.

(Exact name of registrant as specified in charter)

1605 Main Street, Sarasota, FL 34236

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item I. Reports to Stockholders.

(a)	A copy of the Tailored Shareholder Report to Stockholders for the period ended 12/31/24 is included with this Form.

Value Line Larger Companies Focused Fund, Inc.

Institutional Class VLLIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.89%

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 26.78% during the year ended December 31, 2024.

• The Fund outperformed the S&P 500® Index, attributable primarily to sector allocation. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks, and from having positions in all of the Magnificent Seven, the mega-cap stocks that drove equity performance. Stock selection overall detracted, albeit modestly.

• An overweight to information technology and having no allocation to consumer staples contributed positively. Stock selection in information technology and financials also added value. Stock selection in health care, consumer discretionary and industrials detracted.

• Individual stocks contributing most positively to the Fund’s relative results were MicroStrategy, an AI-powered enterprise analytics software and Bitcoin treasury company; NVIDIA, a computer graphics processors maker; and Robinhood Markets, a financial services platform operator—each of which enjoyed a triple-digit share price gain. Out-of-Index holdings in new Fund position MicroStrategy and in Robinhood Markets advanced mostly on Bitcoin’s appreciation. An overweight in NVIDIA benefited from strong AI demand.

• Stocks that detracted most from the Fund’s relative performance were molecular diagnostics company Exact Sciences, semiconductor company Advanced Micro Devices and electric vehicle maker Rivian Automotive—each of which saw a double-digit share price decline. An out-of-Index position in Exact Sciences was negatively affected by execution issues and competitive pressures associated with the launch of its next-gen Cologuard screening test. An overweight to Advanced Micro Devices was impacted by weakness in the communications and industrials markets. An out-of-Index position in Rivian Automotive was volatile, as the company ramped up its production of electric trucks and SUVs while balancing profitability and market dynamics.

Total Return based on a $10,000 Investment

$45,000
$35,000
$25,000
$15,000
$5,000
$44,092
$33,352
$31,868
11/1/2015
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
Value Line Larger Companies Focused Fund Inc.-Institutional Class
S&P 500® Index
Russell 1000® Growth Index

	Value Line Larger Companies Focused Fund Inc.-Institutional Class	S&P 500® Index	Russell 1000® Growth Index
11/1/2015	$10,000	$10,000	$10,000
11/30/2015	$9,975	$10,030	$10,028
12/31/2015	$9,927	$9,872	$9,881
1/31/2016	$8,880	$9,382	$9,329
2/29/2016	$8,861	$9,369	$9,325
3/31/2016	$9,373	$10,005	$9,954
4/30/2016	$9,506	$10,043	$9,863
5/31/2016	$9,798	$10,224	$10,055
6/30/2016	$9,540	$10,250	$10,015
7/31/2016	$10,241	$10,628	$10,488
8/31/2016	$10,450	$10,643	$10,436
9/30/2016	$10,496	$10,645	$10,474
10/31/2016	$10,181	$10,451	$10,228
11/30/2016	$9,995	$10,838	$10,451
12/31/2016	$9,966	$11,052	$10,580
1/31/2017	$10,546	$11,262	$10,937
2/28/2017	$10,962	$11,709	$11,391
3/31/2017	$11,239	$11,723	$11,523
4/30/2017	$11,711	$11,843	$11,786
5/31/2017	$11,667	$12,010	$12,093
6/30/2017	$12,131	$12,085	$12,061
7/31/2017	$12,767	$12,333	$12,381
8/31/2017	$13,152	$12,371	$12,608
9/30/2017	$13,122	$12,626	$12,772
10/31/2017	$13,200	$12,921	$13,267
11/30/2017	$13,243	$13,317	$13,670
12/31/2017	$13,351	$13,465	$13,777
1/31/2018	$14,721	$14,236	$14,752
2/28/2018	$14,404	$13,711	$14,366
3/31/2018	$14,092	$13,363	$13,972
4/30/2018	$14,409	$13,414	$14,020
5/31/2018	$14,954	$13,737	$14,635
6/30/2018	$15,318	$13,822	$14,776
7/31/2018	$15,257	$14,336	$15,210
8/31/2018	$16,021	$14,803	$16,041
9/30/2018	$16,375	$14,887	$16,131
10/31/2018	$14,311	$13,870	$14,688
11/30/2018	$14,716	$14,153	$14,844
12/31/2018	$13,558	$12,875	$13,568
1/31/2019	$15,549	$13,906	$14,788
2/28/2019	$15,874	$14,353	$15,317
3/31/2019	$16,258	$14,632	$15,753
4/30/2019	$16,632	$15,224	$16,464
5/31/2019	$15,426	$14,257	$15,424
6/30/2019	$16,712	$15,262	$16,484
7/31/2019	$16,477	$15,481	$16,856
8/31/2019	$15,666	$15,236	$16,727
9/30/2019	$15,004	$15,521	$16,729
10/31/2019	$15,191	$15,857	$17,200
11/30/2019	$16,653	$16,433	$17,964
12/31/2019	$17,072	$16,928	$18,506
1/31/2020	$17,207	$16,922	$18,919
2/29/2020	$16,572	$15,529	$17,631
3/31/2020	$14,438	$13,611	$15,896
4/30/2020	$17,360	$15,356	$18,249
5/31/2020	$19,160	$16,087	$19,474
6/30/2020	$20,124	$16,407	$20,322
7/31/2020	$21,130	$17,332	$21,885
8/31/2020	$22,712	$18,578	$24,144
9/30/2020	$21,906	$17,872	$23,008
10/31/2020	$21,430	$17,397	$22,226
11/30/2020	$23,665	$19,301	$24,502
12/31/2020	$24,988	$20,043	$25,629
1/31/2021	$25,201	$19,841	$25,439
2/28/2021	$25,718	$20,388	$25,433
3/31/2021	$25,001	$21,281	$25,870
4/30/2021	$26,157	$22,416	$27,630
5/31/2021	$25,659	$22,573	$27,248
6/30/2021	$27,223	$23,100	$28,958
7/31/2021	$27,074	$23,649	$29,912
8/31/2021	$27,927	$24,368	$31,030
9/30/2021	$26,480	$23,234	$29,293
10/31/2021	$27,824	$24,862	$31,830
11/30/2021	$25,924	$24,690	$32,024
12/31/2021	$25,768	$25,797	$32,701
1/31/2022	$23,672	$24,462	$29,895
2/28/2022	$22,509	$23,729	$28,625
3/31/2022	$22,990	$24,610	$29,745
4/30/2022	$19,309	$22,464	$26,153
5/31/2022	$18,435	$22,505	$25,545
6/30/2022	$16,406	$20,648	$23,521
7/31/2022	$17,969	$22,552	$26,344
8/31/2022	$17,739	$21,632	$25,117
9/30/2022	$15,836	$19,640	$22,675
10/31/2022	$16,784	$21,230	$24,001
11/30/2022	$17,339	$22,416	$25,094
12/31/2022	$15,757	$21,125	$23,173
1/31/2023	$18,213	$22,452	$25,105
2/28/2023	$17,794	$21,904	$24,807
3/31/2023	$19,026	$22,708	$26,502
4/30/2023	$18,682	$23,063	$26,764
5/31/2023	$20,099	$23,163	$27,984
6/30/2023	$21,373	$24,693	$29,897
7/31/2023	$22,982	$25,487	$30,904
8/31/2023	$22,454	$25,081	$30,627
9/30/2023	$21,230	$23,885	$28,961
10/31/2023	$20,308	$23,383	$28,549
11/30/2023	$23,192	$25,518	$31,661
12/31/2023	$25,136	$26,678	$33,063
1/31/2024	$25,430	$27,126	$33,888
2/29/2024	$27,299	$28,574	$36,200
3/31/2024	$28,112	$29,494	$36,837
4/30/2024	$25,966	$28,289	$35,275
5/31/2024	$26,947	$29,692	$37,386
6/30/2024	$28,765	$30,757	$39,907
7/31/2024	$27,617	$31,132	$39,229
8/31/2024	$28,229	$31,887	$40,046
9/30/2024	$29,226	$32,568	$41,180
10/31/2024	$29,796	$32,272	$41,044
11/30/2024	$33,032	$34,167	$43,706
12/31/2024	$31,868	$33,352	$44,092

The S&P 500® Index is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

The Russell 1000® Growth Index is an unmanaged index that is representative of the 1,000 top companies by market capitalization in the United States.

Average Annual Total Returns (%)

	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	26.78%	13.30%	13.48%
S&P 500® Index	25.02%	14.53%	14.05%
Russell 1000® Growth Index	33.36%	18.96%	17.57%

The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Footnote	Description
Footnote*	11/01/2015

Annual Shareholder Report - December 31, 2024

Value Line Larger Companies Focused Fund, Inc.

Key Fund Statistics

Total Net Assets	$357,495,335
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$2,537,256

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	8.6%
Meta Platforms, Inc.	7.7%
Amazon.com, Inc.	6.0%
Uber Technologies, Inc.	5.0%
Advanced Micro Devices, Inc.	4.5%
Netflix, Inc.	4.0%
Alphabet, Inc.	3.8%
MicroStrategy, Inc.	3.6%
Microsoft Corp.	3.5%
Visa, Inc.	3.4%

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	99.3%
Cash & Other Assets - Net	0.7%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Energy	1.4%
Industrials	5.0%
Financials	9.1%
Healthcare	9.4%
Consumer Discretionary	17.4%
Communication Services	20.5%
Information Technology	37.2%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please scan the QR code, visit www.vlfunds.com, email investorservices@vlfunds.com, or call us at 800-243-2729.

Value Line Larger Companies Focused Fund, Inc.

Annual Shareholder Report

December 31, 2024

Value Line Larger Companies Focused Fund, Inc.

Investor Class VALLX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.14%

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 26.49% during the year ended December 31, 2024.

• The Fund outperformed the S&P 500® Index, attributable primarily to sector allocation. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks, and from having positions in all of the Magnificent Seven, the mega-cap stocks that drove equity performance. Stock selection overall detracted, albeit modestly.

• An overweight to information technology and having no allocation to consumer staples contributed positively. Stock selection in information technology and financials also added value. Stock selection in health care, consumer discretionary and industrials detracted.

• Individual stocks contributing most positively to the Fund’s relative results were MicroStrategy, an AI-powered enterprise analytics software and Bitcoin treasury company; NVIDIA, a computer graphics processors maker; and Robinhood Markets, a financial services platform operator—each of which enjoyed a triple-digit share price gain. Out-of-Index holdings in new Fund position MicroStrategy and in Robinhood Markets advanced mostly on Bitcoin’s appreciation. An overweight in NVIDIA benefited from strong AI demand.

• Stocks that detracted most from the Fund’s relative performance were molecular diagnostics company Exact Sciences, semiconductor company Advanced Micro Devices and electric vehicle maker Rivian Automotive—each of which saw a double-digit share price decline. An out-of-Index position in Exact Sciences was negatively affected by execution issues and competitive pressures associated with the launch of its next-gen Cologuard screening test. An overweight to Advanced Micro Devices was impacted by weakness in the communications and industrials markets. An out-of-Index position in Rivian Automotive was volatile, as the company ramped up its production of electric trucks and SUVs while balancing profitability and market dynamics.

Total Return based on a $10,000 Investment

$55,000
$45,000
$35,000
$25,000
$15,000
$5,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$47,152
$34,593
$34,254
Value Line Larger Companies Focused Fund Inc.-Investor Class
S&P 500® Index
Russell 1000® Growth Index

	Value Line Larger Companies Focused Fund Inc.-Investor Class	S&P 500® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
01/15	$9,941	$9,700	$9,847
02/15	$10,609	$10,257	$10,503
03/15	$10,578	$10,095	$10,384
04/15	$10,498	$10,192	$10,436
05/15	$10,724	$10,323	$10,583
06/15	$10,597	$10,123	$10,396
07/15	$11,044	$10,335	$10,749
08/15	$10,364	$9,712	$10,096
09/15	$9,996	$9,471	$9,846
10/15	$10,894	$10,270	$10,694
11/15	$11,013	$10,301	$10,724
12/15	$10,988	$10,138	$10,567
01/16	$9,845	$9,635	$9,977
02/16	$9,807	$9,622	$9,973
03/16	$10,368	$10,275	$10,645
04/16	$10,515	$10,315	$10,548
05/16	$10,841	$10,500	$10,753
06/16	$10,553	$10,527	$10,711
07/16	$11,323	$10,915	$11,216
08/16	$11,557	$10,931	$11,160
09/16	$11,603	$10,933	$11,201
10/16	$11,256	$10,733	$10,938
11/16	$11,046	$11,131	$11,176
12/16	$11,015	$11,351	$11,314
01/17	$11,655	$11,566	$11,696
02/17	$12,109	$12,025	$12,182
03/17	$12,415	$12,039	$12,322
04/17	$12,935	$12,163	$12,604
05/17	$12,888	$12,334	$12,932
06/17	$13,399	$12,411	$12,898
07/17	$14,097	$12,666	$13,241
08/17	$14,522	$12,705	$13,483
09/17	$14,484	$12,967	$13,659
10/17	$14,570	$13,270	$14,188
11/17	$14,613	$13,677	$14,619
12/17	$14,737	$13,829	$14,733
01/18	$16,239	$14,621	$15,776
02/18	$15,894	$14,082	$15,363
03/18	$15,549	$13,724	$14,941
04/18	$15,889	$13,777	$14,994
05/18	$16,491	$14,108	$15,651
06/18	$16,887	$14,195	$15,801
07/18	$16,820	$14,724	$16,265
08/18	$17,658	$15,203	$17,155
09/18	$18,044	$15,290	$17,251
10/18	$15,771	$14,245	$15,708
11/18	$16,213	$14,535	$15,875
12/18	$14,929	$13,223	$14,510
01/19	$17,120	$14,282	$15,814
02/19	$17,480	$14,741	$16,380
03/19	$17,898	$15,027	$16,846
04/19	$18,305	$15,636	$17,607
05/19	$16,973	$14,642	$16,495
06/19	$18,381	$15,674	$17,628
07/19	$18,122	$15,899	$18,026
08/19	$17,226	$15,648	$17,888
09/19	$16,502	$15,940	$17,890
10/19	$16,696	$16,286	$18,394
11/19	$18,305	$16,877	$19,210
12/19	$18,762	$17,386	$19,790
01/20	$18,905	$17,379	$20,232
02/20	$18,203	$15,949	$18,854
03/20	$15,858	$13,979	$17,000
04/20	$19,054	$15,771	$19,515
05/20	$21,029	$16,522	$20,825
06/20	$22,081	$16,850	$21,732
07/20	$23,179	$17,801	$23,404
08/20	$24,914	$19,080	$25,819
09/20	$24,024	$18,355	$24,604
10/20	$23,498	$17,867	$23,769
11/20	$25,947	$19,823	$26,203
12/20	$27,389	$20,585	$27,408
01/21	$27,610	$20,377	$27,205
02/21	$28,175	$20,939	$27,199
03/21	$27,389	$21,856	$27,666
04/21	$28,646	$23,022	$29,548
05/21	$28,096	$23,183	$29,140
06/21	$29,803	$23,724	$30,968
07/21	$29,631	$24,288	$31,988
08/21	$30,567	$25,026	$33,184
09/21	$28,967	$23,863	$31,326
10/21	$30,439	$25,534	$34,039
11/21	$28,353	$25,357	$34,247
12/21	$28,180	$26,494	$34,971
01/22	$25,883	$25,123	$31,970
02/22	$24,612	$24,371	$30,612
03/22	$25,129	$25,276	$31,809
04/22	$21,094	$23,071	$27,968
05/22	$20,142	$23,114	$27,318
06/22	$17,920	$21,206	$25,154
07/22	$19,617	$23,161	$28,173
08/22	$19,363	$22,217	$26,861
09/22	$17,280	$20,170	$24,249
10/22	$18,313	$21,804	$25,667
11/22	$18,920	$23,022	$26,836
12/22	$17,194	$21,696	$24,782
01/23	$19,862	$23,059	$26,847
02/23	$19,407	$22,496	$26,528
03/23	$20,746	$23,322	$28,342
04/23	$20,364	$23,686	$28,621
05/23	$21,908	$23,789	$29,926
06/23	$23,294	$25,361	$31,972
07/23	$25,032	$26,176	$33,050
08/23	$24,447	$25,759	$32,753
09/23	$23,117	$24,531	$30,972
10/23	$22,103	$24,015	$30,531
11/23	$25,237	$26,208	$33,859
12/23	$27,348	$27,399	$35,358
01/24	$27,664	$27,859	$36,240
02/24	$29,691	$29,347	$38,713
03/24	$30,575	$30,291	$39,394
04/24	$28,231	$29,054	$37,723
05/24	$29,291	$30,494	$39,981
06/24	$31,263	$31,589	$42,677
07/24	$30,007	$31,973	$41,951
08/24	$30,668	$32,749	$42,825
09/24	$31,737	$33,448	$44,038
10/24	$32,351	$33,145	$43,893
11/24	$35,856	$35,090	$46,740
12/24	$34,593	$34,254	$47,152

The S&P 500® Index is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

The Russell 1000® Growth Index is an unmanaged index that is representative of the 1,000 top companies by market capitalization in the United States.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor Class	26.49%	13.02%	13.21%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Shareholder Report - December 31, 2024

Value Line Larger Companies Focused Fund, Inc.

Key Fund Statistics

Total Net Assets	$357,495,335
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$2,537,256

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	8.6%
Meta Platforms, Inc.	7.7%
Amazon.com, Inc.	6.0%
Uber Technologies, Inc.	5.0%
Advanced Micro Devices, Inc.	4.5%
Netflix, Inc.	4.0%
Alphabet, Inc.	3.8%
MicroStrategy, Inc.	3.6%
Microsoft Corp.	3.5%
Visa, Inc.	3.4%

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	99.3%
Cash & Other Assets - Net	0.7%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Energy	1.4%
Industrials	5.0%
Financials	9.1%
Healthcare	9.4%
Consumer Discretionary	17.4%
Communication Services	20.5%
Information Technology	37.2%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please scan the QR code, visit www.vlfunds.com, email investorservices@vlfunds.com, or call us at 800-243-2729.

Value Line Larger Companies Focused Fund, Inc.

Annual Shareholder Report

December 31, 2024

(b) Not Applicable

Item 2 Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer and principal financial officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated James Hillman, member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Hillman is an independent director.

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees 2024 - $29,315

Audit Fees 2023 - $27,727

(b) Audit-Related fees – None.

(c) Tax Preparation Fees 2024 - $0

Tax Preparation Fees 2023 - $0

(d) All Other Fees – None

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X

The Value Line Larger Companies Focused Fund, Inc. (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by the Audit firm. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliate Service Providers that related directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board.

General Audit Committee Approval Policy:

Potential services by the auditors will be classified by officers of the Fund and the auditors into the four non-restricted service categories denoted above and this “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth in this Policy must be specifically approved by the Audit Committee (or such member or members of the Audit Committee as the Audit Committee may authorize to grant such approval).

At least sem-annually, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(e) (2) Not applicable.

(f) Not applicable.

(g) Aggregate Non-Audit Fees 2024 -$0

Aggregate Non-Audit Fees 2023 -$0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Investments

Not Applicable

Item 7. Financial Statements

(a)	A copy of the Annual Financial Statements and Other Information for the period ended 12/31/24 is included with this Form.

Annual Financial Statements and Other Information
December 31, 2024

Equity Funds
Value Line Small Cap Opportunities Fund, Inc.
Investor Class (VLEOX)
Institutional Class (VLEIX)
Value Line Mid Cap Focused Fund, Inc.
Investor Class (VLIFX)
Institutional Class (VLMIX)
Value Line Select Growth Fund, Inc.
Investor Class (VALSX)
Institutional Class (VILSX)
Value Line Larger Companies Focused Fund, Inc.
Investor Class (VALLX)
Institutional Class (VLLIX)
Allocation Funds
Value Line Asset Allocation Fund, Inc.
Investor Class (VLAAX)
Institutional Class (VLAIX)
Value Line Capital Appreciation Fund, Inc.
Investor Class (VALIX)
Institutional Class (VLIIX)
Fixed Income Fund
Value Line Core Bond Fund
Investor Class (VAGIX)
Go Paperless
VLFunds.com/edelivery

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments
December 31, 2024

Shares		Value
COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 8.6%
	APPAREL 1.1%
71,700	Crocs, Inc.(1)	$7,853,301
	ENGINEERING & CONSTRUCTION 1.0%
24,400	TopBuild Corp.(1)	7,596,696
	ENTERTAINMENT 1.9%
102,272	Churchill Downs, Inc.	13,657,403
	HOME BUILDERS 1.3%
20,800	Cavco Industries, Inc.(1)	9,281,584
	RETAIL 3.3%
24,215	Group 1 Automotive, Inc.(2)	10,206,138
41,600	Texas Roadhouse, Inc.	7,505,888
21,800	Wingstop, Inc.	6,195,560
		23,907,586
		62,296,570
CONSUMER STAPLES 4.7%
	FOOD 4.7%
68,800	J & J Snack Foods Corp.(2)	10,672,944
203,000	Post Holdings, Inc.(1)	23,235,380
		33,908,324
FINANCIALS 9.9%
	BANKS 1.6%
206,496	First Financial Bankshares, Inc.	7,444,181
38,900	Walker & Dunlop, Inc.	3,781,469
		11,225,650
	DIVERSIFIED FINANCIALS 1.5%
104,422	Stifel Financial Corp.	11,077,086
	INSURANCE 6.8%
60,000	Assured Guaranty Ltd.	5,400,600
44,400	Primerica, Inc.	12,051,048
131,900	RLI Corp.	21,741,077
110,193	Selective Insurance Group, Inc.	10,305,249
		49,497,974
		71,800,710
HEALTHCARE 7.0%
	HEALTHCARE PRODUCTS 1.5%
115,000	Merit Medical Systems, Inc.(1)	11,122,800
	HEALTHCARE SERVICES 5.5%
19,000	Chemed Corp.	10,066,200
151,700	Ensign Group, Inc.	20,154,862
22,100	Medpace Holdings, Inc.(1)	7,342,283
25,700	U.S. Physical Therapy, Inc.	2,279,847
		39,843,192
		50,965,992
INDUSTRIALS 46.2%
	BUILDING MATERIALS 6.2%
208,500	AAON, Inc.(2)	24,536,280
26,500	Lennox International, Inc.	16,146,450
64,000	Trex Co., Inc.(1)	4,417,920
		45,100,650
Shares		Value
COMMON STOCKS 96.9% (continued)
INDUSTRIALS 46.2% (continued)
	COMMERCIAL SERVICES 2.3%
48,500	FTI Consulting, Inc.(1)	$9,269,805
8,100	Herc Holdings, Inc.	1,533,573
63,300	TriNet Group, Inc.(2)	5,745,741
		16,549,119
	COMPUTERS 7.3%
54,100	CACI International, Inc. Class A(1)	21,859,646
545,065	ExlService Holdings, Inc.(1)	24,189,985
59,600	Science Applications International Corp.	6,662,088
		52,711,719
	DISTRIBUTION/WHOLESALE 2.2%
170,900	Rush Enterprises, Inc. Class A	9,363,611
51,100	SiteOne Landscape Supply, Inc.(1)	6,733,447
		16,097,058
	ELECTRICAL EQUIPMENT 1.5%
37,000	Acuity Brands, Inc.	10,808,810
	ELECTRONICS 2.1%
93,000	Woodward, Inc.	15,477,060
	ENGINEERING & CONSTRUCTION 8.9%
71,700	Comfort Systems USA, Inc.	30,405,102
42,600	EMCOR Group, Inc.	19,336,140
162,600	Exponent, Inc.	14,487,660
		64,228,902
	HAND/MACHINE TOOLS 1.9%
24,300	Franklin Electric Co., Inc.	2,368,035
70,200	MSA Safety, Inc.	11,637,054
		14,005,089
	MACHINERY - DIVERSIFIED 5.6%
55,400	Applied Industrial Technologies, Inc.	13,266,638
33,300	Kadant, Inc.(2)	11,488,167
75,847	Watts Water Technologies, Inc. Class A	15,419,695
		40,174,500
	METAL FABRICATE/HARDWARE 2.2%
52,500	RBC Bearings, Inc.(1)(2)	15,704,850
	MISCELLANEOUS MANUFACTURERS 4.4%
19,400	Carlisle Cos., Inc.	7,155,496
13,200	Enpro, Inc.(2)	2,276,340
240,803	Federal Signal Corp.	22,247,789
		31,679,625
	TRANSPORTATION 0.8%
33,800	Landstar System, Inc.	5,808,868
	TRUCKING & LEASING 0.8%
37,800	GATX Corp.(2)	5,857,488
		334,203,738
INFORMATION TECHNOLOGY 16.4%
	COMPUTERS 2.2%
20,100	ASGN, Inc.(1)	1,675,134
60,800	Crane NXT Co.(2)	3,539,776
49,860	Insight Enterprises, Inc.(1)(2)	7,583,706
See Notes to Financial Statements.

Schedule of Investments (continued)

Shares		Value
COMMON STOCKS 96.9% (continued)
INFORMATION TECHNOLOGY 16.4% (continued)
	COMPUTERS 2.2% (continued)
21,700	Qualys, Inc.(1)	$3,042,774
		15,841,390
	ELECTRICAL EQUIPMENT 0.1%
3,000	Littelfuse, Inc.	706,950
	ELECTRONICS 2.7%
81,700	Badger Meter, Inc.	17,330,204
21,400	TD SYNNEX Corp.	2,509,792
		19,839,996
	INTERNET 1.4%
139,000	ePlus, Inc.(1)	10,269,320
	MISCELLANEOUS MANUFACTURERS 2.1%
70,200	Fabrinet(1)	15,435,576
	SEMICONDUCTORS 1.4%
75,046	MACOM Technology Solutions Holdings, Inc.(1)	9,749,226
	SOFTWARE 6.5%
105,200	ACI Worldwide, Inc.(1)	5,460,932
55,449	Appfolio, Inc. Class A(1)	13,680,377
104,500	SPS Commerce, Inc.(1)	19,226,955
76,400	Workiva, Inc.(1)	8,365,800
		46,734,064
		118,576,522
MATERIALS 3.5%
	CHEMICALS 0.7%
32,500	Balchem Corp.	5,297,337
	IRON/STEEL 1.0%
41,000	Carpenter Technology Corp.	6,958,110
	PACKAGING & CONTAINERS 1.8%
28,200	AptarGroup, Inc.	4,430,220
172,600	Silgan Holdings, Inc.	8,983,830
		13,414,050
		25,669,497
Shares		Value
COMMON STOCKS 96.9% (continued)
UTILITIES 0.6%
	WATER 0.6%
59,900	American States Water Co.	$4,655,428
TOTAL COMMON STOCKS (Cost $382,974,739)		702,076,781
SHORT-TERM INVESTMENTS 4.0%
	MONEY MARKET FUNDS 4.0%
22,454,670	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(3)	22,454,670
6,383,124	State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,383,124
		28,837,794
TOTAL SHORT-TERM INVESTMENTS (Cost $28,837,794)		28,837,794
TOTAL INVESTMENTS IN SECURITIES 100.9% (Cost $411,812,533)		$730,914,575
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.9)%		(6,688,659)
NET ASSETS 100.0%		$724,225,916

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2024, the market value of the securities on loan was $41,543,670.
(3)	Rate reflects 7 day yield as of December 31, 2024.
(4)
Securities with an aggregate market value of
$41,543,670 were out on loan in exchange for collateral
including $6,383,124 of cash collateral as of December
31, 2024. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2024 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$702,076,781	$—	$—	$702,076,781
Short-Term Investments	28,837,794	—	—	28,837,794
Total Investments in Securities	$730,914,575	$—	$—	$730,914,575

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments
December 31, 2024

Shares		Value
COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 4.0%
	DISTRIBUTION/WHOLESALE 2.7%
152,461	Pool Corp.	$51,980,053
	ENTERTAINMENT 1.3%
194,490	Churchill Downs, Inc.	25,972,195
		77,952,248
CONSUMER STAPLES 3.6%
	FOOD 0.3%
34,300	J & J Snack Foods Corp.	5,320,959
	RETAIL 3.3%
161,500	Casey's General Stores, Inc.	63,991,145
		69,312,104
FINANCIALS 14.7%
	INSURANCE 8.5%
428,592	American Financial Group, Inc.	58,687,103
430,900	Brown & Brown, Inc.	43,960,418
1,066,506	W.R. Berkley Corp.	62,411,931
		165,059,452
	SOFTWARE 6.2%
66,708	Jack Henry & Associates, Inc.	11,693,912
179,757	MSCI, Inc.	107,855,998
		119,549,910
		284,609,362
HEALTHCARE 14.5%
	ELECTRONICS 0.9%
14,100	Mettler-Toledo International, Inc.(1)	17,253,888
	HEALTHCARE PRODUCTS 6.4%
76,000	IDEXX Laboratories, Inc.(1)	31,421,440
230,600	STERIS PLC	47,402,136
137,616	West Pharmaceutical Services, Inc.	45,077,497
		123,901,073
	HEALTHCARE SERVICES 7.2%
81,800	Chemed Corp.	43,337,640
176,000	ICON PLC(1)	36,908,960
309,000	IQVIA Holdings, Inc.(1)	60,721,590
		140,968,190
		282,123,151
INDUSTRIALS 28.4%
	AEROSPACE/DEFENSE 8.7%
437,293	HEICO Corp.	103,962,038
51,300	TransDigm Group, Inc.	65,011,464
		168,973,502
	BUILDING MATERIALS 5.0%
159,000	Lennox International, Inc.(2)	96,878,700
	COMMERCIAL SERVICES 2.9%
228,772	Cintas Corp.	41,796,644
304,655	Rollins, Inc.	14,120,759
		55,917,403
	COMPUTERS 2.0%
97,600	CACI International, Inc. Class A(1)	39,436,256
Shares		Value
COMMON STOCKS 97.1% (continued)
INDUSTRIALS 28.4% (continued)
	DISTRIBUTION/WHOLESALE 1.2%
50,500	Watsco, Inc.	$23,931,445
	ENGINEERING & CONSTRUCTION 2.3%
73,400	Comfort Systems USA, Inc.	31,126,004
143,200	Exponent, Inc.	12,759,120
		43,885,124
	ENVIRONMENTAL CONTROL 6.3%
129,000	Republic Services, Inc.	25,952,220
554,462	Waste Connections, Inc.	95,134,590
		121,086,810
		550,109,240
INFORMATION TECHNOLOGY 29.8%
	COMPUTERS 6.8%
237,410	CGI, Inc.	25,953,661
57,860	EPAM Systems, Inc.(1)	13,528,825
192,400	Gartner, Inc.(1)	93,212,028
		132,694,514
	INTERNET 3.2%
361,700	CDW Corp.	62,950,268
	MISCELLANEOUS MANUFACTURERS 1.0%
43,200	Teledyne Technologies, Inc.(1)	20,050,416
	SEMICONDUCTORS 3.6%
116,274	Monolithic Power Systems, Inc.	68,799,326
	SOFTWARE 13.4%
18,900	ANSYS, Inc.(1)	6,375,538
149,600	Cadence Design Systems, Inc.(1)	44,948,816
43,300	Fair Isaac Corp.(1)	86,207,269
19,400	Roper Technologies, Inc.	10,085,090
192,941	Tyler Technologies, Inc.(1)	111,257,498
		258,874,211
	TELECOMMUNICATIONS 1.8%
67,000	Motorola Solutions, Inc.	30,969,410
22,126	Nice Ltd. ADR(1)(2)	3,757,880
		34,727,290
		578,096,025
MATERIALS 2.1%
	PACKAGING & CONTAINERS 2.1%
259,900	AptarGroup, Inc.	40,830,290
TOTAL COMMON STOCKS (Cost $1,481,623,667)		1,883,032,420
SHORT-TERM INVESTMENTS 3.2%
	MONEY MARKET FUNDS 3.2%
59,666,207	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(3)	59,666,207
See Notes to Financial Statements.

Schedule of Investments (continued)

Shares		Value
SHORT-TERM INVESTMENTS 3.2% (continued)
	MONEY MARKET FUNDS 3.2% (continued)
1,394,942	State Street Navigator Securities Lending Government Money Market Portfolio(4)	$1,394,942
		61,061,149
TOTAL SHORT-TERM INVESTMENTS (Cost $61,061,149)		61,061,149
TOTAL INVESTMENTS IN SECURITIES 100.3% (Cost $1,542,684,816)		$1,944,093,569
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.3)%		(5,432,781)
NET ASSETS 100.0%		$1,938,660,788

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2024, the market value of the securities on loan was $4,508,537.
(3)	Rate reflects 7 day yield as of December 31, 2024.
(4)
Securities with an aggregate market value of $4,508,537
were out on loan in exchange for collateral including
$1,394,942 of cash collateral as of December 31, 2024.
The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

ADR	American Depositary Receipt.
The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2024 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,883,032,420	$—	$—	$1,883,032,420
Short-Term Investments	61,061,149	—	—	61,061,149
Total Investments in Securities	$1,944,093,569	$—	$—	$1,944,093,569

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Select Growth Fund, Inc.
Schedule of Investments
December 31, 2024

Shares		Value
COMMON STOCKS 98.4%
CONSUMER STAPLES 7.0%
	RETAIL 7.0%
32,300	Costco Wholesale Corp.	$29,595,521
FINANCIALS 17.5%
	COMMERCIAL SERVICES 3.6%
30,573	S&P Global, Inc.	15,226,271
	DIVERSIFIED FINANCIALS 6.8%
116,889	Intercontinental Exchange, Inc.	17,417,630
22,100	Mastercard, Inc. Class A	11,637,197
		29,054,827
	INSURANCE 6.3%
16,400	Arthur J Gallagher & Co.	4,655,140
74,700	Marsh & McLennan Cos., Inc.	15,867,027
25,300	Progressive Corp.	6,062,133
		26,584,300
	SOFTWARE 0.8%
5,600	MSCI, Inc.	3,360,056
		74,225,454
HEALTHCARE 15.2%
	HEALTHCARE PRODUCTS 13.1%
54,600	Danaher Corp.	12,533,430
23,400	IDEXX Laboratories, Inc.(1)	9,674,496
50,142	Stryker Corp.	18,053,627
29,400	Thermo Fisher Scientific, Inc.	15,294,762
		55,556,315
	PHARMACEUTICALS 2.1%
53,000	Zoetis, Inc.	8,635,290
		64,191,605
INDUSTRIALS 25.1%
	AEROSPACE/DEFENSE 7.0%
23,257	TransDigm Group, Inc.	29,473,131
	BUILDING MATERIALS 4.2%
48,000	Trane Technologies PLC	17,728,800
	COMMERCIAL SERVICES 6.5%
151,108	Cintas Corp.	27,607,432
	ENVIRONMENTAL CONTROL 7.4%
81,800	Republic Services, Inc.	16,456,524
Shares		Value
COMMON STOCKS 98.4% (continued)
INDUSTRIALS 25.1% (continued)
	ENVIRONMENTAL CONTROL 7.4% (continued)
86,700	Waste Connections, Inc.	$14,875,986
		31,332,510
		106,141,873
INFORMATION TECHNOLOGY 32.7%
	COMPUTERS 4.9%
59,372	Accenture PLC Class A	20,886,476
	SOFTWARE 22.6%
18,000	Adobe, Inc.(1)	8,004,240
67,000	Cadence Design Systems, Inc.(1)	20,130,820
26,600	Intuit, Inc.	16,718,100
28,069	Roper Technologies, Inc.	14,591,669
23,639	ServiceNow, Inc.(1)	25,060,177
22,800	Synopsys, Inc.(1)	11,066,208
		95,571,214
	TELECOMMUNICATIONS 5.2%
48,000	Motorola Solutions, Inc.	22,187,040
		138,644,730
MATERIALS 0.9%
	CHEMICALS 0.9%
17,100	Ecolab, Inc.	4,006,872
TOTAL COMMON STOCKS (Cost $187,634,705)		416,806,055
SHORT-TERM INVESTMENTS 1.7%
	MONEY MARKET FUNDS 1.7%
7,253,422	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(2)	7,253,422
TOTAL SHORT-TERM INVESTMENTS (Cost $7,253,422)		7,253,422
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $194,888,127)		$424,059,477
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(584,095)
NET ASSETS 100.0%		$423,475,382

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of December 31, 2024.
The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2024 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$416,806,055	$—	$—	$416,806,055
Short-Term Investments	7,253,422	—	—	7,253,422
Total Investments in Securities	$424,059,477	$—	$—	$424,059,477

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments

Shares		Value
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 20.3%
	INTERNET 20.3%
71,000	Alphabet, Inc. Class A	$13,440,300
210,000	Match Group, Inc.(1)(2)	6,869,100
47,000	Meta Platforms, Inc. Class A	27,518,970
16,000	Netflix, Inc.(1)	14,261,120
76,000	Roku, Inc.(1)	5,649,840
450,000	Snap, Inc. Class A(1)	4,846,500
		72,585,830
CONSUMER DISCRETIONARY 17.3%
	AUTO MANUFACTURERS 4.6%
400,000	Rivian Automotive, Inc. Class A(1)(2)	5,320,000
28,000	Tesla, Inc.(1)	11,307,520
		16,627,520
	ENTERTAINMENT 1.5%
140,000	DraftKings, Inc. Class A(1)	5,208,000
	INTERNET 8.2%
97,000	Amazon.com, Inc.(1)	21,280,830
1,650	Booking Holdings, Inc.	8,197,893
		29,478,723
	RETAIL 3.0%
100,000	Chipotle Mexican Grill, Inc.(1)	6,030,000
12,000	Lululemon Athletica, Inc.(1)	4,588,920
		10,618,920
		61,933,163
ENERGY 1.4%
	OIL & GAS 1.4%
30,000	Diamondback Energy, Inc.	4,914,900
FINANCIALS 9.1%
	DIVERSIFIED FINANCIALS 6.0%
37,000	Coinbase Global, Inc. Class A(1)	9,187,100
39,000	Visa, Inc. Class A	12,325,560
		21,512,660
	INTERNET 3.1%
290,000	Robinhood Markets, Inc. Class A(1)	10,805,400
		32,318,060
HEALTHCARE 9.3%
	BIOTECHNOLOGY 5.9%
63,000	BioMarin Pharmaceutical, Inc.(1)	4,140,990
290,000	Exelixis, Inc.(1)	9,657,000
18,500	Vertex Pharmaceuticals, Inc.(1)	7,449,950
		21,247,940
	HEALTHCARE PRODUCTS 2.9%
185,000	Exact Sciences Corp.(1)(2)	10,395,150
	PHARMACEUTICALS 0.5%
22,000	Dexcom, Inc.(1)	1,710,940
		33,354,030
INDUSTRIALS 5.0%
	INTERNET 5.0%
295,000	Uber Technologies, Inc.(1)	17,794,400
Shares		Value
COMMON STOCKS 99.3% (continued)
INFORMATION TECHNOLOGY 36.9%
	COMPUTERS 5.4%
31,000	Apple, Inc.	$7,763,020
34,000	Crowdstrike Holdings, Inc. Class A(1)	11,633,440
		19,396,460
	INTERNET 2.1%
72,000	Shopify, Inc. Class A(1)	7,655,760
	SEMICONDUCTORS 14.1%
132,000	Advanced Micro Devices, Inc.(1)	15,944,280
45,000	Micron Technology, Inc.	3,787,200
228,000	NVIDIA Corp.	30,618,120
		50,349,600
	SOFTWARE 15.3%
11,000	Adobe, Inc.(1)	4,891,480
30,000	Microsoft Corp.	12,645,000
45,000	MicroStrategy, Inc. Class A(1)(2)	13,032,900
25,000	Salesforce, Inc.	8,358,250
8,500	ServiceNow, Inc.(1)	9,011,020
26,000	Workday, Inc. Class A(1)	6,708,780
		54,647,430
		132,049,250
TOTAL COMMON STOCKS (Cost $175,532,333)		354,949,633
SHORT-TERM INVESTMENTS 1.0%
	MONEY MARKET FUNDS 1.0%
3,250,944	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(3)	3,250,944
196,448	State Street Navigator Securities Lending Government Money Market Portfolio(4)	196,448
		3,447,392
TOTAL SHORT-TERM INVESTMENTS (Cost $3,447,393)		3,447,392
TOTAL INVESTMENTS IN SECURITIES 100.3% (Cost $178,979,726)		$358,397,025
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.3)%		(901,690)
NET ASSETS 100.0%		$357,495,335

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2024, the market value of the securities on loan was $30,376,646.
(3)	Rate reflects 7 day yield as of December 31, 2024.
(4)
Securities with an aggregate market value of
$30,376,646 were out on loan in exchange for collateral
including $196,448 of cash collateral as of December 31,
2024. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

See Notes to Financial Statements.

December 31, 2024

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2024 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$354,949,633	$—	$—	$354,949,633
Short-Term Investments	3,447,392	—	—	3,447,392
Total Investments in Securities	$358,397,025	$—	$—	$358,397,025

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments

Shares		Value
COMMON STOCKS 65.0%
CONSUMER DISCRETIONARY 1.3%
	DISTRIBUTION/WHOLESALE 1.3%
34,800	Pool Corp.	$11,864,712
CONSUMER STAPLES 3.1%
	RETAIL 3.1%
30,000	Costco Wholesale Corp.	27,488,100
FINANCIALS 12.2%
	COMMERCIAL SERVICES 1.9%
33,619	S&P Global, Inc.	16,743,271
	DIVERSIFIED FINANCIALS 3.0%
180,944	Intercontinental Exchange, Inc.	26,962,465
	INSURANCE 6.1%
70,100	American Financial Group, Inc.	9,598,793
57,300	Marsh & McLennan Cos., Inc.	12,171,093
75,100	RLI Corp.	12,378,733
353,958	W.R. Berkley Corp.	20,713,622
		54,862,241
	SOFTWARE 1.2%
18,600	MSCI, Inc.	11,160,186
		109,728,163
HEALTHCARE 6.4%
	HEALTHCARE PRODUCTS 4.0%
26,812	IDEXX Laboratories, Inc.(1)	11,085,153
69,371	Stryker Corp.	24,977,029
		36,062,182
	HEALTHCARE SERVICES 1.3%
22,699	Chemed Corp.	12,025,930
	PHARMACEUTICALS 1.1%
60,000	Zoetis, Inc.	9,775,800
		57,863,912
INDUSTRIALS 14.9%
	AEROSPACE/DEFENSE 4.7%
16,400	HEICO Corp.	3,898,936
30,500	TransDigm Group, Inc.	38,652,040
		42,550,976
	BUILDING MATERIALS 1.1%
15,700	Lennox International, Inc.	9,566,010
	COMMERCIAL SERVICES 4.1%
203,800	Cintas Corp.	37,234,260
	DISTRIBUTION/WHOLESALE 0.3%
5,400	Watsco, Inc.(2)	2,559,006
	ENGINEERING & CONSTRUCTION 0.4%
39,300	Exponent, Inc.	3,501,630
	ENVIRONMENTAL CONTROL 4.3%
179,627	Republic Services, Inc.	36,137,360
16,000	Waste Connections, Inc.	2,745,280
		38,882,640
		134,294,522
INFORMATION TECHNOLOGY 27.1%
	COMPUTERS 5.3%
43,751	Accenture PLC Class A	15,391,164
Shares		Value
COMMON STOCKS 65.0% (continued)
INFORMATION TECHNOLOGY 27.1% (continued)
	COMPUTERS 5.3% (continued)
146,900	CGI, Inc.	$16,059,108
21,800	EPAM Systems, Inc.(1)	5,097,276
23,400	Gartner, Inc.(1)	11,336,598
		47,884,146
	INTERNET 0.4%
22,000	CDW Corp.	3,828,880
	SOFTWARE 18.8%
38,400	Adobe, Inc.(1)	17,075,712
72,700	Cadence Design Systems, Inc.(1)	21,843,442
13,600	Fair Isaac Corp.(1)	27,076,648
24,810	Intuit, Inc.	15,593,085
22,600	Roper Technologies, Inc.	11,748,610
30,525	ServiceNow, Inc.(1)	32,360,163
25,800	Synopsys, Inc.(1)	12,522,288
52,737	Tyler Technologies, Inc.(1)	30,410,264
		168,630,212
	TELECOMMUNICATIONS 2.6%
51,100	Motorola Solutions, Inc.	23,619,953
		243,963,191
TOTAL COMMON STOCKS (Cost $284,653,328)		585,202,600

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
$ 1,619,839	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.66%, 3/25/43(3)(4)	1,643,220
1,679,633	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.87%, 1/25/43(3)(4)	1,718,537
1,694,183	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.86%, 5/25/43(3)(4)	1,732,984
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,009,723)		5,094,741
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%
1,231,462	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,205,902
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,536,828
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	725,728
1,362,051	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,324,591
98,230	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	92,274
See Notes to Financial Statements.

December 31, 2024

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6% (continued)
$ 1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	$842,475
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,392,920)		5,727,798
CORPORATE BONDS & NOTES 11.7%
BASIC MATERIALS 0.5%
	CHEMICALS 0.1%
1,200,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	1,199,679
	IRON/STEEL 0.1%
1,200,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	1,161,410
	MINING 0.3%
1,265,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	1,226,139
1,200,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	1,019,287
		2,245,426
		4,606,515
COMMUNICATIONS 1.0%
	INTERNET 0.3%
1,200,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	1,106,490
1,250,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(2)	1,224,130
		2,330,620
	MEDIA 0.1%
1,200,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,170,281
	TELECOMMUNICATIONS 0.6%
1,240,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	998,862
1,250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	1,070,365
1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,155,878
1,200,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.13%, 3/16/27	1,186,459
1,200,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	931,077
		5,342,641
		8,843,542
CONSUMER, CYCLICAL 1.2%
	APPAREL 0.1%
1,200,000	Tapestry, Inc., Senior Unsecured Notes, 5.10%, 3/11/30	1,186,778
	AUTO MANUFACTURERS 0.3%
1,250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31	1,247,325
1,200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(2)	1,164,575
		2,411,900
	AUTO PARTS & EQUIPMENT 0.1%
1,200,000	BorgWarner, Inc., Senior Unsecured Notes, 5.40%, 8/15/34(2)	1,181,075
Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
CONSUMER, CYCLICAL 1.2% (continued)
	HOME BUILDERS 0.1%
$ 1,200,000	Lennar Corp., Guaranteed Notes, 4.75%, 5/30/25	$1,198,593
	LODGING 0.3%
1,200,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	1,194,306
1,250,000	Marriott International, Inc., 4.90%, 4/15/29(2)	1,247,609
		2,441,915
	RETAIL 0.3%
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	996,869
1,200,000	TJX Cos., Inc., 2.25%, 9/15/26	1,156,695
		2,153,564
		10,573,825
CONSUMER, NON-CYCLICAL 1.6%
	BEVERAGES 0.1%
1,225,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	1,117,253
	BIOTECHNOLOGY 0.4%
1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,147,303
1,200,000	Gilead Sciences, Inc., 4.60%, 9/1/35	1,132,457
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30(2)	1,019,534
		3,299,294
	COMMERCIAL SERVICES 0.1%
1,200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	1,162,293
	HEALTHCARE PRODUCTS 0.4%
1,200,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	1,188,783
1,200,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	1,005,749
1,300,000	Stryker Corp., 3.38%, 11/1/25	1,286,984
		3,481,516
	HEALTHCARE SERVICES 0.2%
1,250,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	1,250,231
	PHARMACEUTICALS 0.4%
1,310,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	1,272,614
1,200,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	1,102,813
1,250,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	1,170,403
		3,545,830
		13,856,417
ENERGY 1.2%
	OIL & GAS 0.8%
1,250,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34(2)	1,186,592
1,250,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	1,252,657
See Notes to Financial Statements.

Schedule of Investments (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
ENERGY 1.2% (continued)
	OIL & GAS 0.8% (continued)
$ 1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	$1,311,480
1,200,000	Murphy Oil Corp., Senior Unsecured Notes, 6.00%, 10/1/32	1,152,966
1,200,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.55%, 10/1/34(2)	1,167,209
1,200,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	1,203,199
		7,274,103
	PIPELINES 0.4%
1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	1,003,331
1,250,000	Kinder Morgan, Inc., 5.20%, 6/1/33	1,221,129
1,250,000	Targa Resources Corp., 6.50%, 3/30/34	1,320,691
		3,545,151
		10,819,254
FINANCIAL 4.2%
	BANKS 2.1%
1,250,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(4)	1,226,023
1,250,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	1,201,873
1,200,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)(4)	1,166,038
1,250,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(4)	1,208,118
1,200,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	1,129,503
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	1,186,747
1,200,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	1,175,653
1,325,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	1,310,986
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	938,299
1,200,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28(2)	1,161,102
1,200,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR Index + 1.78%), 4.55%, 8/16/28(4)	1,187,247
1,250,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	1,322,258
1,200,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	1,211,931
1,200,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(4)	1,171,794
1,250,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	1,270,561
Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
FINANCIAL 4.2% (continued)
	BANKS 2.1% (continued)
$ 1,300,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	$1,085,487
		18,953,620
	DIVERSIFIED FINANCIALS 0.7%
1,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	1,089,149
1,200,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	1,191,814
1,200,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR Index + 1.28%), 5.28%, 7/27/29(4)	1,213,498
1,250,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	1,227,427
1,200,000	Synchrony Financial, 4.88%, 6/13/25	1,198,813
		5,920,701
	INSURANCE 0.1%
1,325,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	1,244,716
	REITS 1.3%
1,200,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	1,181,284
1,200,000	American Tower Corp., 5.50%, 3/15/28	1,217,738
1,300,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	1,250,912
1,250,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	1,068,425
1,200,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34(2)	1,188,408
1,250,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	1,132,053
1,250,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	1,037,226
1,200,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	1,029,547
1,225,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	1,199,312
1,300,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,300,087
		11,604,992
		37,724,029
INDUSTRIAL 0.5%
	AEROSPACE/DEFENSE 0.1%
1,250,000	RTX Corp., 4.50%, 6/1/42	1,078,871
	ELECTRONICS 0.3%
1,200,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	1,005,558
1,250,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	1,247,718
		2,253,276
	MISCELLANEOUS MANUFACTURERS 0.1%
1,200,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	1,104,691
		4,436,838
See Notes to Financial Statements.

December 31, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
TECHNOLOGY 1.0%
	COMPUTERS 0.4%
$ 1,250,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(2)	$1,246,984
1,250,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	1,201,467
1,200,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(2)	1,040,556
		3,489,007
	SEMICONDUCTORS 0.5%
1,265,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41(2)	895,077
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,155,350
1,200,000	Microchip Technology, Inc., Guaranteed Notes, 5.05%, 2/15/30	1,191,678
1,200,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	1,198,799
		4,440,904
	SOFTWARE 0.1%
1,275,000	Oracle Corp., 6.25%, 11/9/32	1,351,208
		9,281,119
UTILITIES 0.5%
	ELECTRIC 0.5%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	1,214,598
1,200,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34(2)	1,194,218
1,200,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29	1,212,389
1,200,000	Southern Co., 5.70%, 3/15/34(2)	1,224,772
		4,845,977
TOTAL CORPORATE BONDS & NOTES (Cost $108,746,994)		104,987,516
LONG-TERM MUNICIPAL SECURITIES 1.0%
	CALIFORNIA 0.3%
1,200,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	1,138,515
1,250,000	State of California, GO, 5.70%, 10/1/32	1,310,568
		2,449,083
	MASSACHUSETTS 0.1%
1,040,000	Town of Andover, GO, 2.17%, 11/1/32	854,090
	MICHIGAN 0.1%
1,200,000	University of Michigan, 5.18%, 4/1/35	1,164,197
	MINNESOTA 0.1%
1,200,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	1,186,648
	NEW YORK 0.2%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,254,902
	OREGON 0.1%
1,100,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	855,540
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 1.0% (continued)
	TEXAS 0.1%
$ 1,250,000	City of Austin Electric Utility Revenue, Series A, 2.84%, 11/15/27	$1,192,256
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $9,367,686)		8,956,716
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.8%
26,761	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	25,058
3,864	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	3,526
887,231	FHLMC Pool #QB2462, 3.00%, 8/1/50	763,243
1,718,070	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,476,896
7,180,440	FHLMC Pool #QF1236, 4.50%, 10/1/52	6,765,810
2,635,797	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,550,969
734,992	FHLMC Pool #RA6817, 2.50%, 2/1/52	603,853
703,834	FHLMC Pool #RB5022, 3.00%, 11/1/39	634,326
614,594	FHLMC Pool #SD7514, 3.50%, 4/1/50	551,572
1,825,678	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,569,981
730,708	FHLMC Pool #SD8196, 3.50%, 2/1/52	649,525
6,404,674	FHLMC Pool #SD8256, 4.00%, 10/1/52	5,862,840
780,547	FHLMC Pool #ZS4647, 3.50%, 1/1/46	700,513
1,237,655	FNMA Pool #AS0516, 3.00%, 9/1/43	1,091,585
195,281	FNMA Pool #AX9528, 3.50%, 2/1/45	175,917
25,606	FNMA Pool #AZ6194, 3.50%, 10/1/45	23,163
1,104,404	FNMA Pool #BM3634, 3.50%, 5/1/47	991,215
970,266	FNMA Pool #BP5709, 2.50%, 5/1/50	800,078
715,836	FNMA Pool #CA5540, 3.00%, 4/1/50	617,471
4,715,684	FNMA Pool #CB2403, 2.50%, 12/1/51	3,869,335
7,271,348	FNMA Pool #CB5892, 4.50%, 3/1/53	6,853,951
2,307,677	FNMA Pool #FM2202, 4.00%, 12/1/48	2,140,127
938,149	FNMA Pool #FM3254, 3.50%, 5/1/49	844,898
914,450	FNMA Pool #FM4140, 2.50%, 9/1/50	757,601
930,319	FNMA Pool #FM9509, 3.00%, 11/1/36	869,855
1,033,717	FNMA Pool #FM9760, 3.50%, 11/1/51	921,706
1,718,259	FNMA Pool #FM9834, 3.50%, 6/1/49	1,542,279
1,427,108	FNMA Pool #FM9939, 4.00%, 1/1/52	1,307,554
843,651	FNMA Pool #MA4055, 2.50%, 6/1/50	696,332
2,684,426	FNMA Pool #MA4078, 2.50%, 7/1/50	2,216,039
1,126,807	FNMA Pool #MA4222, 3.50%, 12/1/50	1,010,553
1,340,552	FNMA Pool #MA4494, 3.00%, 12/1/51	1,148,171
2,085,607	FNMA Pool #MA4495, 3.50%, 12/1/51	1,847,956
2,206,913	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	2,019,080
9,444	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	9,174
28,755	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	26,080
7,037,469	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	1,121,590
1,000,413	GNMA II Pool #MA3937, 3.50%, 9/20/46	905,319
669,813	GNMA II Pool #MA7054, 3.50%, 12/20/50	602,891
3,157,058	GNMA II Pool #MA7651, 3.50%, 10/20/51	2,832,885
5,814,536	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	4,859,210
See Notes to Financial Statements.

Schedule of Investments (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.8% (continued)
$10,265,025	GNMA II Pool #MA8043, POOL #MA8043, 3.00%, 5/20/52	$8,906,146
2,837,947	GNMA II Pool #MA8945, 4.00%, 6/20/53	2,615,489
3,071,202	GNMA II Pool #MA9527, 5.00%, 3/20/54	2,980,072
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $86,088,339)		78,761,834
U.S. TREASURY OBLIGATIONS 9.8%
2,500,000	U.S. Treasury Bonds, 5.38%, 2/15/31	2,621,648
6,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	5,259,073
9,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	7,920,936
3,000,000	U.S. Treasury Bonds, 3.00%, 2/15/48	2,200,654
3,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	2,438,707
3,000,000	U.S. Treasury Bonds, 4.25%, 8/15/54(2)	2,739,602
12,750,000	U.S. Treasury Notes, 3.00%, 9/30/25(2)	12,633,882
4,000,000	U.S. Treasury Notes, 4.63%, 2/28/26	4,016,186
2,500,000	U.S. Treasury Notes, 1.63%, 5/15/26	2,412,975
9,075,000	U.S. Treasury Notes, 4.50%, 7/15/26	9,107,671
9,000,300	U.S. Treasury Notes, 2.25%, 8/15/27	8,555,099
2,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	1,909,698
3,500,000	U.S. Treasury Notes, 1.63%, 8/15/29	3,106,395
10,500,000	U.S. Treasury Notes, 3.63%, 8/31/29	10,166,623
5,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	4,341,576
3,750,000	U.S. Treasury Notes, 3.88%, 8/15/33	3,568,947
5,150,000	U.S. Treasury Notes, 4.00%, 2/15/34	4,930,400
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,923,700)		87,930,072

Shares		Value
SHORT-TERM INVESTMENTS 4.6%
	MONEY MARKET FUNDS 4.6%
21,144,758	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(5)	21,144,758
20,474,643	State Street Navigator Securities Lending Government Money Market Portfolio(6)	20,474,643
		41,619,401
TOTAL SHORT-TERM INVESTMENTS (Cost $41,619,401)		41,619,401
TOTAL INVESTMENTS IN SECURITIES 102.1% (Cost $631,802,091)		$918,280,678
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.1)%		(18,486,299)
NET ASSETS 100.0%		$899,794,379

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2024, the market value of the securities on loan was $40,656,514.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of December 31, 2024. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of December 31, 2024.
(6)
Securities with an aggregate market value of
$40,656,514 were out on loan in exchange for collateral
including $20,474,643 of cash collateral as of December
31, 2024. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2024 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$585,202,600	$—	$—	$585,202,600
Collateralized Mortgage Obligations	—	5,094,741	—	5,094,741
Commercial Mortgage-Backed Securities	—	5,727,798	—	5,727,798
Corporate Bonds & Notes*	—	104,987,516	—	104,987,516
See Notes to Financial Statements.

December 31, 2024

Investments in Securities:	Level 1	Level 2	Level 3	Total
Long-Term Municipal Securities*	$—	$8,956,716	$—	$8,956,716
Residential Mortgage-Backed Securities	—	78,761,834	—	78,761,834
U.S. Treasury Obligations	—	87,930,072	—	87,930,072
Short-Term Investments	41,619,401	—	—	41,619,401
Total Investments in Securities	$626,822,001	$291,458,677	$—	$918,280,678

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Schedule of Investments

Shares		Value
COMMON STOCKS 65.2%
COMMUNICATION SERVICES 11.5%
	INTERNET 10.9%
70,000	Alphabet, Inc. Class A	$13,251,000
115,000	Match Group, Inc.(1)	3,761,650
32,000	Meta Platforms, Inc. Class A	18,736,320
9,600	Netflix, Inc.(1)	8,556,672
42,000	Roku, Inc.(1)	3,122,280
285,000	Snap, Inc. Class A(1)	3,069,450
		50,497,372
	MEDIA 0.6%
25,000	Walt Disney Co.	2,783,750
		53,281,122
CONSUMER DISCRETIONARY 10.5%
	AUTO MANUFACTURERS 2.8%
280,000	Rivian Automotive, Inc. Class A(1)(2)	3,724,000
22,500	Tesla, Inc.(1)	9,086,400
		12,810,400
	ENTERTAINMENT 0.6%
80,000	DraftKings, Inc. Class A(1)	2,976,000
	INTERNET 4.5%
30,000	Alibaba Group Holding Ltd. ADR	2,543,700
60,000	Amazon.com, Inc.(1)	13,163,400
1,000	Booking Holdings, Inc.	4,968,420
		20,675,520
	LODGING 0.7%
14,000	Hilton Worldwide Holdings, Inc.	3,460,240
	RETAIL 1.9%
80,000	Chipotle Mexican Grill, Inc.(1)	4,824,000
10,000	Lululemon Athletica, Inc.(1)	3,824,100
		8,648,100
		48,570,260
CONSUMER STAPLES 0.6%
	BEVERAGES 0.6%
13,000	Constellation Brands, Inc. Class A	2,873,000
ENERGY 1.0%
	OIL & GAS 1.0%
27,000	Diamondback Energy, Inc.	4,423,410
FINANCIALS 8.8%
	0.7%
20,000	Blackstone, Inc.	3,448,400
	BANKS 2.5%
90,000	Bank of America Corp.	3,955,500
7,250	Goldman Sachs Group, Inc.	4,151,495
15,000	JPMorgan Chase & Co.	3,595,650
		11,702,645
	COMMERCIAL SERVICES 0.6%
33,000	PayPal Holdings, Inc.(1)	2,816,550
	DIVERSIFIED FINANCIALS 3.9%
21,000	Coinbase Global, Inc. Class A(1)	5,214,300
25,000	Interactive Brokers Group, Inc. Class A	4,416,750
Shares		Value
COMMON STOCKS 65.2% (continued)
FINANCIALS 8.8% (continued)
	DIVERSIFIED FINANCIALS 3.9% (continued)
26,000	Visa, Inc. Class A	$8,217,040
		17,848,090
	INTERNET 1.1%
140,000	Robinhood Markets, Inc. Class A(1)	5,216,400
		41,032,085
HEALTHCARE 5.6%
	BIOTECHNOLOGY 2.9%
45,000	BioMarin Pharmaceutical, Inc.(1)	2,957,850
190,000	Exelixis, Inc.(1)	6,327,000
10,000	Vertex Pharmaceuticals, Inc.(1)	4,027,000
		13,311,850
	HEALTHCARE PRODUCTS 1.2%
100,000	Exact Sciences Corp.(1)(2)	5,619,000
	PHARMACEUTICALS 1.5%
27,000	Dexcom, Inc.(1)	2,099,790
10,000	Madrigal Pharmaceuticals, Inc.(1)(2)	3,085,700
12,000	Zoetis, Inc.	1,955,160
		7,140,650
		26,071,500
INDUSTRIALS 3.5%
	AIRLINES 0.6%
48,000	Delta Air Lines, Inc.	2,904,000
	INTERNET 2.9%
265,000	Lyft, Inc. Class A(1)	3,418,500
165,000	Uber Technologies, Inc.(1)	9,952,800
		13,371,300
		16,275,300
INFORMATION TECHNOLOGY 23.7%
	COMPUTERS 3.7%
53,000	Apple, Inc.	13,272,260
12,000	Crowdstrike Holdings, Inc. Class A(1)	4,105,920
		17,378,180
	INTERNET 0.8%
33,000	Shopify, Inc. Class A(1)	3,508,890
	SEMICONDUCTORS 10.5%
92,000	Advanced Micro Devices, Inc.(1)	11,112,680
33,000	Broadcom, Inc.	7,650,720
45,000	Micron Technology, Inc.	3,787,200
139,000	NVIDIA Corp.	18,666,310
22,000	NXP Semiconductors NV	4,572,700
19,000	QUALCOMM, Inc.	2,918,780
		48,708,390
	SOFTWARE 8.7%
7,400	Adobe, Inc.(1)	3,290,632
3,500	Intuit, Inc.	2,199,750
25,000	Microsoft Corp.	10,537,500
41,500	MicroStrategy, Inc. Class A(1)(2)	12,019,230
12,000	Salesforce, Inc.	4,011,960
4,500	ServiceNow, Inc.(1)	4,770,540
See Notes to Financial Statements.

December 31, 2024

Shares		Value
COMMON STOCKS 65.2% (continued)
INFORMATION TECHNOLOGY 23.7% (continued)
	SOFTWARE 8.7% (continued)
14,000	Workday, Inc. Class A(1)	$3,612,420
		40,442,032
		110,037,492
TOTAL COMMON STOCKS (Cost $140,749,198)		302,564,169

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
$ 486,677	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.66%, 3/25/43(3)(4)	493,702
504,642	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.87%, 1/25/43(3)(4)	516,331
509,014	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.86%, 5/25/43(3)(4)	520,671
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,507,766)		1,530,704
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
349,972	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	346,010
248,279	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	243,125
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	248,032
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	242,704
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	241,910
64,203	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	59,853
98,230	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	92,275
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,606,931)		1,473,909
CORPORATE BONDS & NOTES 9.6%
BASIC MATERIALS 0.4%
	CHEMICALS 0.1%
500,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	499,866
	IRON/STEEL 0.1%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	483,921
	MINING 0.2%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	484,640
Principal Amount		Value
CORPORATE BONDS & NOTES 9.6% (continued)
BASIC MATERIALS 0.4% (continued)
	MINING 0.2% (continued)
$ 500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	$424,703
		909,343
		1,893,130
COMMUNICATIONS 0.8%
	INTERNET 0.2%
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	461,037
500,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(2)	489,652
		950,689
	MEDIA 0.1%
500,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	497,401
	TELECOMMUNICATIONS 0.5%
600,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	483,320
600,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	513,776
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	453,285
500,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.13%, 3/16/27(2)	494,358
500,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	387,949
		2,332,688
		3,780,778
CONSUMER, CYCLICAL 1.0%
	APPAREL 0.1%
500,000	Tapestry, Inc., Senior Unsecured Notes, 5.10%, 3/11/30	494,491
	AUTO MANUFACTURERS 0.2%
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31	498,930
500,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(2)	485,240
		984,170
	AUTO PARTS & EQUIPMENT 0.1%
500,000	BorgWarner, Inc., Senior Unsecured Notes, 5.40%, 8/15/34(2)	492,114
	HOME BUILDERS 0.1%
500,000	Lennar Corp., Guaranteed Notes, 4.75%, 5/30/25	499,414
	LODGING 0.3%
500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	497,628
500,000	Marriott International, Inc., 4.90%, 4/15/29(2)	499,043
		996,671
	RETAIL 0.2%
600,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	488,262
See Notes to Financial Statements.

Schedule of Investments (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 9.6% (continued)
CONSUMER, CYCLICAL 1.0% (continued)
	RETAIL 0.2% (continued)
$ 500,000	TJX Cos., Inc., 2.25%, 9/15/26	$481,956
		970,218
		4,437,078
CONSUMER, NON-CYCLICAL 1.4%
	BEVERAGES 0.2%
500,000	Constellation Brands, Inc., 2.25%, 8/1/31	416,071
500,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	456,021
		872,092
	BIOTECHNOLOGY 0.3%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	474,092
500,000	Gilead Sciences, Inc., 4.60%, 9/1/35	471,857
500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30(2)	416,137
		1,362,086
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26(2)	484,289
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	445,552
		929,841
	HEALTHCARE PRODUCTS 0.3%
500,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	495,326
600,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	502,874
500,000	Stryker Corp., 3.38%, 11/1/25(2)	494,994
		1,493,194
	HEALTHCARE SERVICES 0.1%
500,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	500,093
	PHARMACEUTICALS 0.3%
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	485,731
500,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	459,505
500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(2)	468,161
		1,413,397
		6,570,703
ENERGY 1.0%
	OIL & GAS 0.7%
500,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34(2)	474,637
500,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	501,063
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	494,898
500,000	Murphy Oil Corp., Senior Unsecured Notes, 6.00%, 10/1/32	480,402
500,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.55%, 10/1/34(2)	486,337
Principal Amount		Value
CORPORATE BONDS & NOTES 9.6% (continued)
ENERGY 1.0% (continued)
	OIL & GAS 0.7% (continued)
$ 500,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	$501,333
		2,938,670
	PIPELINES 0.3%
600,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	481,599
500,000	Kinder Morgan, Inc., 5.20%, 6/1/33(2)	488,452
500,000	Targa Resources Corp., 6.50%, 3/30/34	528,276
		1,498,327
		4,436,997
FINANCIAL 3.4%
	BANKS 1.8%
500,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)(4)	490,409
500,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	480,749
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)(4)	485,849
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)(4)	483,247
500,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	470,626
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26(2)	494,478
500,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	489,856
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	494,712
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	390,958
500,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28(2)	483,793
500,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR Index + 1.78%), 4.55%, 8/16/28(2)(4)	494,686
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	528,903
500,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	504,971
500,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(4)	488,248
500,000	Royal Bank of Canada, 5.00%, 2/1/33	491,436
500,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	508,224
500,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	417,495
		8,198,640
See Notes to Financial Statements.

December 31, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 9.6% (continued)
FINANCIAL 3.4% (continued)
	DIVERSIFIED FINANCIALS 0.5%
$ 500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	$435,660
500,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	496,589
500,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR Index + 1.28%), 5.28%, 7/27/29(4)	505,624
500,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	490,971
500,000	Synchrony Financial, 4.88%, 6/13/25	499,505
		2,428,349
	INSURANCE 0.1%
500,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30(2)	469,704
	REITS 1.0%
500,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	492,202
500,000	American Tower Corp., 5.50%, 3/15/28	507,391
500,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28(2)	481,120
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	427,370
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34(2)	495,170
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	452,821
500,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	414,891
500,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	428,978
500,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	489,515
500,000	Weyerhaeuser Co., 4.75%, 5/15/26	500,033
		4,689,491
		15,786,184
INDUSTRIAL 0.4%
	AEROSPACE/DEFENSE 0.1%
500,000	RTX Corp., 4.50%, 6/1/42	431,548
	ELECTRONICS 0.2%
600,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	502,779
500,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25(2)	499,087
		1,001,866
	MISCELLANEOUS MANUFACTURERS 0.1%
500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	460,288
		1,893,702
TECHNOLOGY 0.8%
	COMPUTERS 0.3%
500,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(2)	498,793
500,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	480,587
Principal Amount		Value
CORPORATE BONDS & NOTES 9.6% (continued)
TECHNOLOGY 0.8% (continued)
	COMPUTERS 0.3% (continued)
$ 500,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(2)	$433,565
		1,412,945
	SEMICONDUCTORS 0.4%
500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41(2)	353,785
500,000	Broadcom, Inc., 4.30%, 11/15/32	471,572
500,000	Microchip Technology, Inc., Guaranteed Notes, 5.05%, 2/15/30(2)	496,533
500,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31(2)	499,499
		1,821,389
	SOFTWARE 0.1%
500,000	Oracle Corp., 6.25%, 11/9/32	529,886
		3,764,220
UTILITIES 0.4%
	ELECTRIC 0.4%
500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	476,313
500,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34(2)	497,591
500,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29(2)	505,162
500,000	Southern Co., 5.70%, 3/15/34(2)	510,322
		1,989,388
TOTAL CORPORATE BONDS & NOTES (Cost $45,085,314)		44,552,180
LONG-TERM MUNICIPAL SECURITIES 0.9%
	CALIFORNIA 0.3%
500,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	474,382
500,000	State of California, GO, 5.70%, 10/1/32	524,227
		998,609
	HAWAII 0.1%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	477,241
	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	507,479
	MASSACHUSETTS 0.1%
500,000	Commonwealth of Massachusetts, Series A, 3.77%, 7/15/29	484,267
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	485,082
	MINNESOTA 0.1%
500,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	494,437
See Notes to Financial Statements.

Schedule of Investments (continued)

Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.9% (continued)
	NEW YORK 0.1%
$ 500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	$422,838
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,903,673)		3,869,953
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.2%
44,602	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	41,764
5,933	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	5,897
72,621	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	64,156
1,429,100	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,165,175
621,294	FHLMC Pool #QD2419, 3.00%, 12/1/51	532,189
1,412,911	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,250,289
1,783,960	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,680,947
1,032,947	FHLMC Pool #QG6306, 5.00%, 7/1/53	999,704
163,332	FHLMC Pool #RA6817, 2.50%, 2/1/52	134,190
501,440	FHLMC Pool #SB8215, 4.00%, 3/1/38	481,447
2,262,237	FHLMC Pool #SD4553, 3.00%, 9/1/53	1,923,685
377,492	FHLMC Pool #SD8093, 3.50%, 9/1/50	338,154
943,683	FHLMC Pool #SD8108, 3.00%, 11/1/50	811,515
1,858,628	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,645,486
2,249,575	FHLMC Pool #SD8256, 4.00%, 10/1/52	2,059,262
2,110,832	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	1,988,216
1,558,293	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,468,240
306	FNMA Pool #AH3226, 5.00%, 2/1/41	305
92,352	FNMA Pool #AL0657, 5.00%, 8/1/41	92,023
76,332	FNMA Pool #AQ1853, 3.00%, 11/1/42	67,346
106,108	FNMA Pool #AU5409, 3.00%, 8/1/43	93,045
477,224	FNMA Pool #CA5540, 3.00%, 4/1/50	411,647
903,273	FNMA Pool #CB5892, 4.50%, 3/1/53	851,423
134,577	FNMA Pool #FM2202, 4.00%, 12/1/48	124,806
304,817	FNMA Pool #FM4140, 2.50%, 9/1/50	252,534
79,517	FNMA Pool #FM9760, 3.50%, 11/1/51	70,900
125,082	FNMA Pool #FM9834, 3.50%, 6/1/49	112,272
1,340,314	FNMA Pool #FS3526, 4.00%, 12/1/52	1,226,863
145,929	FNMA Pool #MA4222, 3.50%, 12/1/50	130,873
2,041,013	FNMA Pool #MA4512, 2.50%, 1/1/52	1,669,038
1,171,807	FNMA Pool #MA5131, 3.50%, 7/1/53	1,037,078
745,317	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	681,882
15,739	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	15,289
1,172,911	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	186,932
43,758	GNMA II Pool #MA1521, 3.50%, 12/20/43	39,849
76,660	GNMA II Pool #MA1839, 4.00%, 4/20/44	72,074
84,922	GNMA II Pool #MA4836, 3.00%, 11/20/47	74,592
202,974	GNMA II Pool #MA7054, 3.50%, 12/20/50	182,694
1,615,239	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,449,383
2,393,678	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	2,000,398
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.2% (continued)
$ 4,201,960	GNMA II Pool #MA8043, POOL #MA8043, 3.00%, 5/20/52	$3,645,707
1,120,140	GNMA II Pool #MA8945, 4.00%, 6/20/53	1,032,335
1,294,630	GNMA II Pool #MA9527, 5.00%, 3/20/54	1,256,215
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $35,135,263)		33,367,819
U.S. TREASURY OBLIGATIONS 9.2%
1,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	876,512
1,500,000	U.S. Treasury Bonds, 1.13%, 5/15/40	902,146
2,500,000	U.S. Treasury Bonds, 3.88%, 5/15/43	2,200,260
1,000,000	U.S. Treasury Bonds, 3.00%, 2/15/48	733,551
1,500,000	U.S. Treasury Bonds, 4.25%, 8/15/54(2)	1,369,801
3,250,000	U.S. Treasury Notes, 3.00%, 9/30/25(2)	3,220,401
3,750,000	U.S. Treasury Notes, 4.50%, 7/15/26	3,763,500
5,000,400	U.S. Treasury Notes, 2.25%, 8/15/27	4,753,055
4,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	3,819,397
4,000,000	U.S. Treasury Notes, 1.63%, 8/15/29(2)	3,550,165
5,500,000	U.S. Treasury Notes, 3.63%, 8/31/29	5,325,374
4,650,000	U.S. Treasury Notes, 1.50%, 2/15/30	4,037,666
2,650,000	U.S. Treasury Notes, 2.75%, 8/15/32	2,350,097
1,111,000	U.S. Treasury Notes, 3.38%, 5/15/33	1,020,984
5,000,000	U.S. Treasury Notes, 4.00%, 2/15/34	4,786,796
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,506,332)		42,709,705

Shares		Value
SHORT-TERM INVESTMENTS 8.4%
	MONEY MARKET FUNDS 8.4%
28,062,581	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(5)	28,062,581
10,973,608	State Street Navigator Securities Lending Government Money Market Portfolio(6)	10,973,608
		39,036,189
TOTAL SHORT-TERM INVESTMENTS (Cost $39,036,189)		39,036,189
TOTAL INVESTMENTS IN SECURITIES 101.1% (Cost $310,530,666)		$469,104,628
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.1)%		(5,215,430)
NET ASSETS 100.0%		$463,889,198

See Notes to Financial Statements.

December 31, 2024

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2024, the market value of the securities on loan was $44,989,932.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of December 31, 2024. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of December 31, 2024.
(6)
Securities with an aggregate market value of
$44,989,932 were out on loan in exchange for collateral
including $10,973,608 of cash collateral as of December
31, 2024. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2024 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$302,564,169	$—	$—	$302,564,169
Collateralized Mortgage Obligations	—	1,530,704	—	1,530,704
Commercial Mortgage-Backed Securities	—	1,473,909	—	1,473,909
Corporate Bonds & Notes*	—	44,552,180	—	44,552,180
Long-Term Municipal Securities*	—	3,869,953	—	3,869,953
Residential Mortgage-Backed Securities	—	33,367,819	—	33,367,819
U.S. Treasury Obligations	—	42,709,705	—	42,709,705
Short-Term Investments	39,036,189	—	—	39,036,189
Total Investments in Securities	$341,600,358	$127,504,270	$—	$469,104,628

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Core Bond Fund
Schedule of Investments

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 2.0%
$ 229,456	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.66%, 3/25/43(1)(2)	$232,769
237,927	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.87%, 1/25/43(1)(2)	243,437
239,988	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.86%, 5/25/43(1)(2)	245,484
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $709,647)		721,690
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	189,141
124,202	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	101,037
89,884	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	83,795
26,282	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1 mo. USD Term SOFR + 0.81%), 5.18%, 9/20/34(2)	22,763
1,236	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	1,234
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $475,626)		397,970
CORPORATE BONDS & NOTES 35.4%
BASIC MATERIALS 1.6%
	CHEMICALS 0.4%
150,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	149,960
	IRON/STEEL 0.4%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29	145,176
	MINING 0.8%
145,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(3)	140,546
150,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(3)	127,411
		267,957
		563,093
COMMUNICATIONS 2.6%
	INTERNET 0.8%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	138,311
150,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(3)	146,896
		285,207
	MEDIA 0.4%
150,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	146,285
	TELECOMMUNICATIONS 1.4%
150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	120,830
150,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	128,444
Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
COMMUNICATIONS 2.6% (continued)
	TELECOMMUNICATIONS 1.4% (continued)
$ 150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	$135,985
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	116,385
		501,644
		933,136
CONSUMER, CYCLICAL 3.7%
	APPAREL 0.4%
150,000	Tapestry, Inc., Senior Unsecured Notes, 5.10%, 3/11/30	148,347
	AUTO MANUFACTURERS 0.8%
150,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31	149,679
150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(3)	145,572
		295,251
	AUTO PARTS & EQUIPMENT 0.4%
150,000	BorgWarner, Inc., Senior Unsecured Notes, 5.40%, 8/15/34(3)	147,634
	HOME BUILDERS 0.4%
150,000	Lennar Corp., Guaranteed Notes, 4.75%, 5/30/25	149,824
	LODGING 0.9%
150,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	149,288
150,000	Marriott International, Inc., 4.90%, 4/15/29	149,713
		299,001
	RETAIL 0.8%
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(3)	122,066
150,000	TJX Cos., Inc., 2.25%, 9/15/26	144,587
		266,653
		1,306,710
CONSUMER, NON-CYCLICAL 5.2%
	BEVERAGES 0.4%
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	136,806
	BIOTECHNOLOGY 1.2%
160,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	151,710
150,000	Gilead Sciences, Inc., 4.60%, 9/1/35	141,557
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30(3)	124,841
		418,108
	COMMERCIAL SERVICES 0.8%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	145,287
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	138,121
		283,408
See Notes to Financial Statements.

December 31, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
CONSUMER, NON-CYCLICAL 5.2% (continued)
	HEALTHCARE PRODUCTS 1.2%
$ 150,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	$148,598
150,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	125,719
150,000	Stryker Corp., 3.38%, 11/1/25	148,498
		422,815
	HEALTHCARE SERVICES 0.4%
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	150,028
	PHARMACEUTICALS 1.2%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	145,719
150,000	Eli Lilly & Co., Senior Unsecured Notes, 5.00%, 2/9/54	137,852
150,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	140,448
		424,019
		1,835,184
ENERGY 3.7%
	OIL & GAS 2.5%
150,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34	142,391
150,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(3)	150,319
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	148,469
150,000	Murphy Oil Corp., Senior Unsecured Notes, 6.00%, 10/1/32	144,121
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.55%, 10/1/34	145,901
150,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	150,400
		881,601
	PIPELINES 1.2%
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	120,400
150,000	Kinder Morgan, Inc., 5.20%, 6/1/33	146,535
150,000	Targa Resources Corp., 6.50%, 3/30/34	158,483
		425,418
		1,307,019
FINANCIAL 12.6%
	BANKS 6.2%
150,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)	147,123
150,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(2)	144,225
150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)	145,755
150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)	144,974
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	141,188
Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
FINANCIAL 12.6% (continued)
	BANKS 6.2% (continued)
$ 175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	$173,067
150,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(2)	146,957
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	148,413
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(2)	117,287
150,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28(3)	145,138
150,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(2)	158,671
150,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(2)	151,491
150,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(3)	146,474
150,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(2)	152,467
150,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(2)	125,249
		2,188,479
	DIVERSIFIED FINANCIALS 2.0%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	130,698
150,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(3)	148,977
150,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR Index + 1.28%), 5.28%, 7/27/29(2)	151,687
150,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	147,291
150,000	Synchrony Financial, 4.88%, 6/13/25	149,852
		728,505
	INSURANCE 0.4%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	140,911
	REITS 4.0%
150,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(3)	147,661
150,000	American Tower Corp., 5.50%, 3/15/28	152,217
150,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	144,336
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	128,211
150,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	148,551
150,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	135,846
150,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	124,467
See Notes to Financial Statements.

Schedule of Investments (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 35.4% (continued)
FINANCIAL 12.6% (continued)
	REITS 4.0% (continued)
$ 150,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	$128,693
150,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	146,855
150,000	Weyerhaeuser Co., 4.75%, 5/15/26	150,010
		1,406,847
		4,464,742
INDUSTRIAL 1.5%
	AEROSPACE/DEFENSE 0.3%
150,000	RTX Corp., 4.50%, 6/1/42	129,465
	ELECTRONICS 0.8%
150,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	125,695
150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	149,726
		275,421
	MISCELLANEOUS MANUFACTURERS 0.4%
150,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	138,086
		542,972
TECHNOLOGY 2.8%
	COMPUTERS 1.2%
150,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(3)	149,638
150,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	144,176
150,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(3)	130,069
		423,883
	SEMICONDUCTORS 1.6%
150,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	106,136
150,000	Broadcom, Inc., 4.30%, 11/15/32	141,471
150,000	Microchip Technology, Inc., Guaranteed Notes, 5.05%, 2/15/30	148,960
150,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	149,850
		546,417
		970,300
UTILITIES 1.7%
	ELECTRIC 1.7%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(3)	142,894
150,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	149,277
150,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 5.20%, 4/1/29	151,549
150,000	Southern Co., 5.70%, 3/15/34(3)	153,096
		596,816
TOTAL CORPORATE BONDS & NOTES (Cost $12,937,139)		12,519,972
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 2.8%
	CALIFORNIA 1.2%
$ 150,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	$142,315
150,000	San Diego Public Facilities Financing Authority, Series B, 2.13%, 8/1/29	135,307
150,000	State of California, GO, 5.70%, 10/1/32	157,268
		434,890
	ILLINOIS 0.5%
150,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	152,244
	MARYLAND 0.4%
150,000	Maryland Department of Housing & Community Development, Series F, (GNMA/FNMA/FHLMC), 5.06%, 3/1/33	148,409
	MINNESOTA 0.4%
150,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	148,331
	OREGON 0.3%
145,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	112,776
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,032,250)		996,650
RESIDENTIAL MORTGAGE-BACKED SECURITIES 26.1%
66,245	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	64,390
28,527	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	26,063
26	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	26
14,944	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	13,635
15,173	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	14,170
31,456	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	28,699
99,267	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	87,699
114,621	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	106,605
27,527	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	25,562
164,746	FHLMC Pool #QB2958, 3.00%, 9/1/50	141,620
165,686	FHLMC Pool #QB5314, 2.50%, 11/1/50	136,623
195,923	FHLMC Pool #QB8153, 2.50%, 1/1/51	161,554
744,803	FHLMC Pool #QF1236, 4.50%, 10/1/52	701,795
122,530	FHLMC Pool #SD8023, 2.50%, 11/1/49	101,224
120,874	FHLMC Pool #SD8163, 3.50%, 8/1/51	107,688
388,820	FHLMC Pool #SD8173, 2.50%, 10/1/51	318,482
939,529	FHLMC Pool #SD8256, 4.00%, 10/1/52	860,045
43,528	FNMA Pool #AB2346, 4.50%, 2/1/41	42,200
13,784	FNMA Pool #AB5231, 2.50%, 5/1/27	13,479
14,187	FNMA Pool #AB5716, 3.00%, 7/1/27	13,927
39,431	FNMA Pool #AI4285, 5.00%, 6/1/41	39,209
195,713	FNMA Pool #AR6394, 3.00%, 2/1/43	172,700
52,078	FNMA Pool #AS5892, 3.50%, 10/1/45	46,742
17,304	FNMA Pool #AS6102, 3.50%, 11/1/45	15,531
See Notes to Financial Statements.

December 31, 2024

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 26.1% (continued)
$ 30,163	FNMA Pool #AS6205, 3.50%, 11/1/45	$27,072
23,314	FNMA Pool #AS6385, 4.00%, 12/1/45	21,650
58,095	FNMA Pool #AS9562, 3.00%, 5/1/47	50,395
65,322	FNMA Pool #AU4279, 3.00%, 9/1/43	57,640
50,121	FNMA Pool #AV0703, 4.00%, 12/1/43	47,039
17,462	FNMA Pool #AW7362, 2.50%, 8/1/29	16,714
56,707	FNMA Pool #AX0416, 4.00%, 8/1/44	52,541
36,339	FNMA Pool #AY1670, 3.50%, 2/1/45	32,736
23,731	FNMA Pool #AY4195, 4.00%, 5/1/45	22,044
28,648	FNMA Pool #BA3885, 3.50%, 11/1/45	25,712
120,360	FNMA Pool #CA2320, 3.50%, 9/1/48	108,913
57,267	FNMA Pool #CA5540, 3.00%, 4/1/50	49,398
632,519	FNMA Pool #CB0856, 3.00%, 6/1/51	541,130
754,233	FNMA Pool #CB5892, 4.50%, 3/1/53	710,938
969,388	FNMA Pool #FM9834, 3.50%, 6/1/49	870,106
39,014	FNMA Pool #MA0641, 4.00%, 2/1/31	38,251
60,113	FNMA Pool #MA4012, 2.00%, 5/1/35	53,519
414,600	FNMA Pool #MA4548, 2.50%, 2/1/52	338,518
6,296	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	6,116
4,548	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	4,447
1,172,911	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	186,932
30,058	GNMA II Pool #5332, 4.00%, 3/20/42	28,484
111,157	GNMA II Pool #MA3937, 3.50%, 9/20/46	100,591
101,487	GNMA II Pool #MA7054, 3.50%, 12/20/50	91,347
110,130	GNMA II Pool #MA7651, 3.50%, 10/20/51	98,822
794,045	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	663,584
1,215,922	GNMA II Pool #MA8043, POOL #MA8043, 3.00%, 5/20/52	1,054,958
380,463	GNMA II Pool #MA8945, 4.00%, 6/20/53	350,640
359,094	GNMA II Pool #MA9527, 5.00%, 3/20/54	348,439
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $10,187,978)		9,238,344
U.S. TREASURY OBLIGATIONS 27.4%
1,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	876,512
600,000	U.S. Treasury Bonds, 1.13%, 5/15/40	360,858
600,000	U.S. Treasury Bonds, 3.88%, 5/15/43	528,062
500,000	U.S. Treasury Bonds, 3.00%, 2/15/48	366,776
600,000	U.S. Treasury Bonds, 2.25%, 2/15/52	363,744
700,000	U.S. Treasury Notes, 3.00%, 9/30/25(3)	693,625
1,000,000	U.S. Treasury Notes, 4.63%, 2/28/26	1,004,047
1,175,000	U.S. Treasury Notes, 4.50%, 7/15/26	1,179,230
686,300	U.S. Treasury Notes, 2.25%, 8/15/27	652,352
350,000	U.S. Treasury Notes, 2.75%, 2/15/28	334,197
1,200,000	U.S. Treasury Notes, 3.63%, 8/31/29	1,161,900
750,000	U.S. Treasury Notes, 1.50%, 2/15/30	651,236
Principal Amount		Value
U.S. TREASURY OBLIGATIONS 27.4% (continued)
$ 158,000	U.S. Treasury Notes, 2.75%, 8/15/32	$140,119
450,000	U.S. Treasury Notes, 3.88%, 8/15/33	428,274
980,000	U.S. Treasury Notes, 4.00%, 2/15/34	938,212
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,967,775)		9,679,144

Shares		Value
SHORT-TERM INVESTMENTS 8.7%
	MONEY MARKET FUNDS 8.7%
1,619,988	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(4)	1,619,988
1,438,938	State Street Navigator Securities Lending Government Money Market Portfolio(5)	1,438,938
		3,058,926
TOTAL SHORT-TERM INVESTMENTS (Cost $3,058,926)		3,058,926
TOTAL INVESTMENTS IN SECURITIES 103.5% (Cost $38,369,341)		$36,612,696
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (3.5)%		(1,223,427)
NET ASSETS 100.0%		$35,389,269

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of December 31, 2024. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of December 31, 2024, the market value of the securities on loan was $2,998,375.
(4)	Rate reflects 7 day yield as of December 31, 2024.
(5)
Securities with an aggregate market value of $2,998,375
were out on loan in exchange for collateral including
$1,438,938 of cash collateral as of December 31, 2024.
The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Notes to Financial Statements.

Schedule of Investments (continued)

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2024 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$—	$721,690	$—	$721,690
Commercial Mortgage-Backed Securities	—	397,970	—	397,970
Corporate Bonds & Notes*	—	12,519,972	—	12,519,972
Long-Term Municipal Securities*	—	996,650	—	996,650
Residential Mortgage-Backed Securities	—	9,238,344	—	9,238,344
U.S. Treasury Obligations	—	9,679,144	—	9,679,144
Short-Term Investments	3,058,926	—	—	3,058,926
Total Investments in Securities	$3,058,926	$33,553,770	$—	$36,612,696

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Statements of Assets and Liabilities
at December 31, 2024

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Assets:
Investments in securities, at value*	$730,914,575	$1,944,093,569
Receivable for capital shares sold	1,249,164	4,895,743
Dividends and interest receivable	314,022	782,655
Prepaid expenses	41,603	114,984
Receivable for securities lending income	3,419	1,173
Total Assets	732,522,783	1,949,888,124
Liabilities:
Payable upon return of securities on loan (See Note 1(K))	6,383,124	1,394,942
Payable for securities purchased	1,000,195	6,233,248
Payable for capital shares redeemed	115,081	1,701,029
Accrued expenses:
Advisory fee	476,291	1,092,343
Service and distribution plan fees	79,431	115,963
Sub-transfer agent fees	71,556	208,991
Custody and accounting fees payable	52,889	96,260
Auditing and legal fees payable	42,675	89,012
Printing fee payable	31,671	99,603
Transfer agent fees	13,942	80,762
Directors’ fees and expenses	460	1,398
Other	29,552	113,785
Total Liabilities	8,296,867	11,227,336
Commitments and contingent liabilities(1)
Net Assets	$724,225,916	$1,938,660,788
Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 50,000,000 shares, respectively)	$12,011	$56,116,777
Additional paid-in capital	404,578,109	1,479,786,367
Distributable Earnings/(Loss)	319,635,796	402,757,644
Net Assets	$724,225,916	$1,938,660,788
Net Asset Value Per Share
Investor Class
Net Assets	$358,368,931	$528,378,304
Shares Outstanding	6,037,471	15,377,688
Net Asset Value, Offering and Redemption Price per Outstanding Share	$59.36	$34.36
Institutional Class
Net Assets	$365,856,985	$1,410,282,484
Shares Outstanding	5,973,136	40,739,089
Net Asset Value, Offering and Redemption Price per Outstanding Share	$61.25	$34.62
*Includes securities on loan of	$41,543,670	$4,508,537
Cost of investments	$411,812,533	$1,542,684,816

(1)	See Note 5 in Notes to the Financial Statements.
See Notes to Financial Statements.

Statements of Assets and Liabilities
at December 31, 2024 (continued)

	Value Line Select Growth Fund, Inc.	Value Line Larger Companies Focused Fund, Inc.
Assets:
Investments in securities, at value*	$424,059,477	$358,397,025
Cash	34,440	—
Dividends and interest receivable	164,097	22,329
Prepaid expenses	26,425	25,406
Receivable for capital shares sold	16,992	10,373
Receivable for securities lending income	—	3,871
Total Assets	424,301,431	358,459,004
Liabilities:
Payable for capital shares redeemed	296,849	330,463
Payable upon return of securities on loan (See Note 1(K))	—	196,448
Accrued expenses:
Advisory fee	275,406	230,178
Service and distribution plan fees	89,862	77,858
Custody and accounting fees payable	40,887	38,837
Transfer agent fees	30,218	13,811
Auditing and legal fees payable	29,413	27,420
Sub-transfer agent fees	14,764	5,468
Directors’ fees and expenses	328	334
Other	48,322	42,852
Total Liabilities	826,049	963,669
Commitments and contingent liabilities(1)
Net Assets	$423,475,382	$357,495,335
Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000 and 50,000,000 shares, respectively)	$12,229,241	$9,855,683
Additional paid-in capital	172,031,367	166,832,703
Distributable Earnings/(Loss)	239,214,774	180,806,949
Net Assets	$423,475,382	$357,495,335
Net Asset Value Per Share
Investor Class
Net Assets	$405,077,044	$348,335,001
Shares Outstanding	11,705,132	9,608,595
Net Asset Value, Offering and Redemption Price per Outstanding Share	$34.61	$36.25
Institutional Class
Net Assets	$18,398,338	$9,160,334
Shares Outstanding	524,109	247,088
Net Asset Value, Offering and Redemption Price per Outstanding Share	$35.10	$37.07
*Includes securities on loan of	$—	$30,376,646
Cost of investments	$194,888,127	$178,979,726

(1)	See Note 5 in Notes to the Financial Statements.
See Notes to Financial Statements.

Statements of Assets and Liabilities
at December 31, 2024 (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Assets:
Investments in securities, at value*	$918,280,678	$469,104,628
Dividends and interest receivable	2,911,715	1,306,443
Receivable for capital shares sold	426,767	125,944
Prepaid expenses	55,506	32,192
Receivable for securities lending income	3,463	5,714
Receivable for securities sold	—	5,027,737
Total Assets	921,678,129	475,602,658
Liabilities:
Payable upon return of securities on loan (See Note 1(K))	20,474,643	10,973,608
Payable for capital shares redeemed	518,337	182,333
Accrued expenses:
Advisory fee	507,177	265,879
Service and distribution plan fees	80,995	82,693
Custody and accounting fees payable	74,534	55,075
Sub-transfer agent fees	71,890	25,326
Auditing and legal fees payable	45,681	30,203
Transfer agent fees	36,154	26,189
Directors’ fees and expenses	686	414
Other	73,653	71,740
Total Liabilities	21,883,750	11,713,460
Commitments and contingent liabilities(1)
Net Assets	$899,794,379	$463,889,198
Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 75,000,000 shares, respectively)	$22,166	$36,733,630
Additional paid-in capital	602,278,619	270,185,251
Distributable Earnings/(Loss)	297,493,594	156,970,317
Net Assets	$899,794,379	$463,889,198
Net Asset Value Per Share
Investor Class
Net Assets	$367,041,892	$376,812,100
Shares Outstanding	9,052,898	29,837,199
Net Asset Value, Offering and Redemption Price per Outstanding Share	$40.54	$12.63
Institutional Class
Net Assets	$532,752,487	$87,077,098
Shares Outstanding	13,113,143	6,896,431
Net Asset Value, Offering and Redemption Price per Outstanding Share	$40.63	$12.63
*Includes securities on loan of	$40,656,514	$44,989,932
Cost of investments	$631,802,091	$310,530,666

(1)	See Note 5 in Notes to the Financial Statements.
See Notes to Financial Statements.

Statements of Assets and Liabilities
at December 31, 2024 (continued)

Value Line Core Bond Fund
Assets:
Investments in securities, at value*	$36,612,696
Dividends and interest receivable	319,082
Prepaid expenses	9,930
Receivable for capital shares sold	1,027
Receivable for securities lending income	249
Total Assets	36,942,984
Liabilities:
Payable upon return of securities on loan (See Note 1(K))	1,438,938
Dividends payable to shareholders	9,257
Payable for capital shares redeemed	7,691
Accrued expenses:
Custody and accounting fees payable	35,756
Auditing and legal fees payable	14,615
Printing fee payable	9,592
Transfer agent fees	8,571
Advisory fee	367
Directors’ fees and expenses	133
Other	28,795
Total Liabilities	1,553,715
Commitments and contingent liabilities(1)
Net Assets	$35,389,269
Net assets consist of:
Capital stock, at $0.01 par value (authorized unlimited shares)	$27,666
Additional paid-in capital	42,147,111
Distributable Earnings/(Loss)	(6,785,508)
Net Assets	$35,389,269
Net Asset Value Per Share
Investor Class
Net Assets	$35,389,269
Shares Outstanding	2,766,606
Net Asset Value, Offering and Redemption Price per Outstanding Share	$12.79
*Includes securities on loan of	$2,998,375
Cost of investments	$38,369,341

(1)	See Note 5 in Notes to the Financial Statements.
See Notes to Financial Statements.

Statements of Operations

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $0 and $77,401, respectively)	$5,415,862	$19,308,900
Securities lending income (Net)	25,491	22,368
Total Income	5,441,353	19,331,268
Expenses:
Advisory fees	4,794,960	10,754,687
Service and distribution plan fees	869,254	1,269,920
Sub-transfer agent fees	551,892	1,455,979
Auditing and legal fees	179,524	430,121
Printing and postage fees	105,543	356,076
Custody and accounting fees	99,007	171,504
Registration and filing fees	88,635	270,047
Transfer agent fees	86,019	394,095
Directors’ fees and expenses	67,939	170,029
Fund administration fees	32,599	32,601
Compliance and tax service fees	31,422	74,227
Insurance fees	24,028	57,380
Other	43,458	60,608
Total Expenses Before Fees Waived (See Note 5)	6,974,280	15,497,274
Less: Fees Waived/Reimbursed by the Advisor	(35,522)	—
Net Expenses	6,938,758	15,497,274
Net Investment Income/(Loss)	(1,497,405)	3,833,994
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	7,015,341	18,059,204
Foreign currency transactions	—	(771)
	7,015,341	18,058,433
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	75,347,654	75,328,430
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	82,362,995	93,386,863
Net Increase/(Decrease) in Net Assets from Operations	$80,865,590	$97,220,857
See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Select Growth Fund, Inc.	Value Line Larger Companies Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $9,979 and $0, respectively)	$5,195,911	$966,971
Securities lending income (Net)	—	27,094
Total Income	5,195,911	994,065
Expenses:
Advisory fees	3,211,355	2,537,256
Service and distribution plan fees	1,043,069	848,978
Auditing and legal fees	125,669	105,908
Sub-transfer agent fees	124,592	51,833
Transfer agent fees	105,854	90,602
Custody and accounting fees	76,645	74,423
Registration and filing fees	57,453	53,507
Directors’ fees and expenses	46,535	37,684
Printing and postage fees	44,482	31,401
Fund administration fees	32,601	32,601
Compliance and tax service fees	25,220	22,023
Insurance fees	18,893	14,475
Other	38,662	38,825
Recoupment (See Note 5)	—	33,018
Total Expenses Before Fees Waived (See Note 5)	4,951,030	3,972,534
Less: Fees Waived/Reimbursed by the Advisor	(29,672)	(25,375)
Net Expenses	4,921,358	3,947,159
Net Investment Income/(Loss)	274,553	(2,953,094)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	39,213,122	17,320,858
Foreign currency transactions	(43)	—
	39,213,079	17,320,858
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	10,650,653	65,878,673
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	49,863,732	83,199,531
Net Increase/(Decrease) in Net Assets from Operations	$50,138,285	$80,246,437
See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Investment Income:
Interest	$13,383,024	$5,958,404
Dividends (net of foreign withholding tax of $2,488 and $10,951, respectively)	8,607,882	2,395,448
Securities lending income (Net)	22,466	64,981
Total Income	22,013,372	8,418,833
Expenses:
Advisory fees	6,035,959	2,903,622
Service and distribution plan fees	969,169	905,464
Sub-transfer agent fees	665,654	209,579
Auditing and legal fees	257,433	130,221
Transfer agent fees	171,622	127,216
Custody and accounting fees	137,723	105,390
Printing and postage fees	112,209	54,058
Directors’ fees and expenses	106,361	47,675
Registration and filing fees	75,081	62,663
Compliance and tax service fees	50,408	26,683
Insurance fees	42,933	19,956
Fund administration fees	32,601	32,600
Other	51,227	43,281
Recoupment (See Note 5)	—	4,359
Total Expenses Before Fees Waived (See Note 5)	8,708,380	4,672,767
Less: Fees Waived/Reimbursed by the Advisor	—	(44,608)
Net Expenses	8,708,380	4,628,159
Net Investment Income/(Loss)	13,304,992	3,790,674
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	57,232,576	32,437,181
Foreign currency transactions	(333)	—
	57,232,243	32,437,181
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	17,951,692	50,588,606
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	75,183,935	83,025,787
Net Increase/(Decrease) in Net Assets from Operations	$88,488,927	$86,816,461
See Notes to Financial Statements.

Statements of Operations (continued)

Value Line Core Bond Fund
Investment Income:
Interest	$1,535,370
Dividends	43,455
Securities lending income (Net)	1,929
Total Income	1,580,754
Expenses:
Advisory fees	109,599
Service and distribution plan fees	91,519
Custody and accounting fees	71,090
Transfer agent fees	44,684
Fund administration fees	32,601
Auditing and legal fees	27,249
Registration and filing fees	26,228
Compliance and tax service fees	11,395
Printing and postage fees	9,336
Directors’ fees and expenses	3,782
Insurance fees	193
Other	34,332
Total Expenses Before Fees Waived (See Note 5)	462,008
Less: Fees Waived/Reimbursed by the Advisor	(77,627)
Less: Service and Distribution Plan Fees Waived	(91,519)
Net Expenses	292,862
Net Investment Income/(Loss)	1,287,892
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) From:
Investments in securities	(1,691,974)
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	650,316
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(1,041,658)
Net Increase/(Decrease) in Net Assets from Operations	$246,234
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Value Line Small Cap Opportunities Fund, Inc.		Value Line Mid Cap Focused Fund, Inc.
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income/(loss)	$(1,497,405)	$(890,598)	$3,833,994	$2,409,034
Net realized gain/(loss) on investments	7,015,341	(3,163,469)	18,058,433	319,003
Change in net unrealized appreciation/(depreciation) on investments	75,347,654	91,699,908	75,328,430	181,317,798
Net increase/(decrease) in net assets from operations	80,865,590	87,645,841	97,220,857	184,045,835
Distributions to Shareholders from:
Investor Class	(327,637)	(2,614,949)	(5,183,716)	(113,528)
Institutional Class	(321,146)	(1,588,725)	(16,504,048)	(1,816,376)
	(648,783)	(4,203,674)	(21,687,764)	(1,929,904)
Share Transactions:
Proceeds from sale of shares
Investor Class	33,429,929	23,080,276	180,220,740	142,821,511
Institutional Class	178,438,467	117,496,386	802,124,218	595,415,538
Proceeds from reinvestment of distributions to shareholders
Investor Class	323,450	2,593,186	5,067,158	92,050
Institutional Class	311,969	1,548,328	15,083,052	1,681,591
Cost of shares redeemed
Investor Class	(41,711,128)	(35,246,811)	(110,036,937)	(62,295,463)
Institutional Class	(60,731,980)	(27,478,446)	(291,194,925)	(126,095,577)
Net increase/(decrease) in net assets from capital share transactions	110,060,707	81,992,919	601,263,306	551,619,650
Total increase in net assets	190,277,514	165,435,086	676,796,399	733,735,581
Net Assets:
Beginning of year	533,948,402	368,513,316	1,261,864,389	528,128,808
End of year	$724,225,916	$533,948,402	$1,938,660,788	$1,261,864,389
Capital Share Transactions:
Shares sold
Investor Class	575,978	483,677	5,221,824	4,938,007
Institutional Class	3,031,691	2,381,879	22,911,540	20,515,111
Shares issued to shareholders in reinvestment of distributions
Investor Class	5,389	51,067	146,534	2,846
Institutional Class	5,037	29,622	433,048	52,583
Shares redeemed
Investor Class	(728,802)	(747,457)	(3,156,512)	(2,163,808)
Institutional Class	(1,028,623)	(563,699)	(8,386,941)	(4,326,212)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Select Growth Fund, Inc.		Value Line Larger Companies Focused Fund, Inc.
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income/(loss)	$274,553	$172,292	$(2,953,094)	$(1,565,194)
Net realized gain/(loss) on investments and foreign currency	39,213,079	44,668,989	17,320,858	235,276
Change in net unrealized appreciation/(depreciation) on investments	10,650,653	58,069,612	65,878,673	119,054,270
Net increase/(decrease) in net assets from operations	50,138,285	102,910,893	80,246,437	117,724,352
Distributions to Shareholders from:
Investor Class	(41,322,432)	(36,539,060)	(9,147,902)	—
Institutional Class	(1,898,338)	(1,808,302)	(201,183)	—
	(43,220,770)	(38,347,362)	(9,349,085)	—
Share Transactions:
Proceeds from sale of shares
Investor Class	4,869,456	5,220,848	27,158,976	15,087,152
Institutional Class	6,634,980	9,878,151	3,295,308	5,296,495
Proceeds from reinvestment of distributions to shareholders
Investor Class	40,041,408	35,280,364	8,870,293	929
Institutional Class	1,834,753	1,752,043	200,510	—
Cost of shares redeemed
Investor Class	(44,176,119)	(36,268,595)	(61,045,603)	(26,501,619)
Institutional Class	(10,180,833)	(5,206,744)	(5,980,133)	(2,190,836)
Net increase/(decrease) in net assets from capital share transactions	(976,355)	10,656,067	(27,500,649)	(8,307,879)
Total increase in net assets	5,941,160	75,219,598	43,396,703	109,416,473
Net Assets:
Beginning of year	417,534,222	342,314,624	314,098,632	204,682,159
End of year	$423,475,382	$417,534,222	$357,495,335	$314,098,632
Capital Share Transactions:
Shares sold
Investor Class	131,813	158,664	894,244	577,865
Institutional Class	173,294	293,538	95,819	203,791
Shares issued to shareholders in reinvestment of distributions
Investor Class	1,143,387	1,033,705	239,608	44
Institutional Class	51,654	50,681	5,297	—
Shares redeemed
Investor Class	(1,191,356)	(1,105,555)	(1,865,181)	(1,088,062)
Institutional Class	(264,212)	(153,195)	(187,662)	(87,129)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Asset Allocation Fund, Inc.		Value Line Capital Appreciation Fund, Inc.
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income/(loss)	$13,304,992	$11,048,922	$3,790,674	$3,547,332
Net realized gain/(loss) on investments and foreign currency	57,232,243	87,715,477	32,437,181	(17,058,330)
Change in net unrealized appreciation/(depreciation) on investments	17,951,692	83,142,678	50,588,606	132,715,092
Net increase/(decrease) in net assets from operations	88,488,927	181,907,077	86,816,461	119,204,094
Distributions to Shareholders from:
Investor Class	(34,389,742)	(35,390,413)	(2,975,222)	(2,594,556)
Institutional Class	(51,237,719)	(51,976,292)	(892,162)	(922,424)
	(85,627,461)	(87,366,705)	(3,867,384)	(3,516,980)
Share Transactions:
Proceeds from sale of shares
Investor Class	24,316,188	16,883,889	19,226,168	42,099,683
Institutional Class	74,611,090	61,530,093	9,866,513	29,251,689
Proceeds from reinvestment of distributions to shareholders
Investor Class	33,233,765	34,071,801	2,768,898	2,421,837
Institutional Class	49,728,616	50,629,390	864,193	895,321
Cost of shares redeemed
Investor Class	(79,291,306)	(73,040,376)	(59,469,561)	(64,132,807)
Institutional Class	(153,928,303)	(183,840,916)	(36,085,170)	(41,161,891)
Net increase/(decrease) in net assets from capital share transactions	(51,329,950)	(93,766,119)	(62,828,959)	(30,626,168)
Total increase/(decrease) in net assets	(48,468,484)	774,253	20,120,118	85,060,946
Net Assets:
Beginning of year	948,262,863	947,488,610	443,769,080	358,708,134
End of year	$899,794,379	$948,262,863	$463,889,198	$443,769,080
Capital Share Transactions:
Shares sold
Investor Class	569,921	421,586	1,660,941	4,533,441
Institutional Class	1,721,610	1,536,582	856,283	3,221,824
Shares issued to shareholders in reinvestment of distributions
Investor Class	812,760	839,414	216,659	235,358
Institutional Class	1,213,781	1,245,189	67,621	87,009
Shares redeemed
Investor Class	(1,847,061)	(1,837,383)	(5,188,420)	(6,948,162)
Institutional Class	(3,567,997)	(4,614,074)	(3,135,323)	(4,480,277)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Core Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income/(loss)	$1,287,892	$1,177,663
Net realized gain/(loss) on investments	(1,691,974)	(2,162,274)
Change in net unrealized appreciation/(depreciation) on investments	650,316	2,731,835
Net increase/(decrease) in net assets from operations	246,234	1,747,224
Distributions to Shareholders from:
Investor Class	(1,360,814)	(1,164,055)
Share Transactions (Investor Class):
Proceeds from sale of shares	2,005,221	264,022
Proceeds from reinvestment of distributions to shareholders	1,240,207	1,066,590
Cost of shares redeemed	(4,687,337)	(4,714,059)
Net increase/(decrease) in net assets from capital share transactions	(1,441,909)	(3,383,447)
Total decrease in net assets	(2,556,489)	(2,800,278)
Net Assets:
Beginning of year	37,945,758	40,746,036
End of year	$35,389,269	$37,945,758
Capital Share Transactions (Investor Class):
Shares sold	153,909	20,369
Shares issued to shareholders in reinvestment of dividends	95,630	82,476
Shares redeemed	(359,916)	(365,131)
See Notes to Financial Statements.

Value Line Small Cap Opportunities Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Small Cap Opportunities Fund, Inc. Investor Class
	Year Ended December 31,		Period Ended December 31,	Year Ended March 31,
	2024	2023	2022*	2022	2021	2020

Net asset value, beginning of year	$52.01	$42.99	$48.36	$53.12	$34.69	$48.31
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.20)	(0.14)	(0.03)	(0.28)	(0.22)	(0.12)
Net gains/(losses) on securities (both realized and unrealized)	7.60	9.59	(4.15)	(1.21)	22.68	(3.34)
Total from investment operations	7.40	9.45	(4.18)	(1.49)	22.46	(3.46)
Less distributions:
Distributions from net realized gains	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)	(10.16)
Total distributions	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)	(10.16)
Net asset value, end of year	$59.36	$52.01	$42.99	$48.36	$53.12	$34.69
Total return	14.24%	22.00%	(8.73)%(2)	(3.34)%	65.92%	(11.25)%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$358,369	$321,658	$275,060	$328,455	$386,766	$297,244
Ratio of expenses to average net assets	1.18%	1.18%	1.18%(3)	1.16%	1.18%	1.19%
Ratio of net investment income/(loss) to average net assets	(0.34)%	(0.30)%	(0.09)%(3)	(0.52)%	(0.48)%	(0.25)%
Portfolio turnover rate	8%	11%	4%(2)	3%	4%	18%

	Value Line Small Cap Opportunities Fund, Inc. Institutional Class
	Year Ended December 31,		Period Ended December 31,	Year Ended March 31,
	2024	2023	2022*	2022	2021	2020

Net asset value, beginning of year	$53.54	$44.14	$49.52	$54.19	$35.25	$48.83
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.06)	(0.01)	0.05	(0.14)	(0.10)	0.00 (4)
Net gains/(losses) on securities (both realized and unrealized)	7.82	9.84	(4.24)	(1.26)	23.07	(3.42)
Total from investment operations	7.76	9.83	(4.19)	(1.40)	22.97	(3.42)
Less distributions:
Distributions from net realized gains	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)	(10.16)
Total distributions	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)	(10.16)
Net asset value, end of year	$61.25	$53.54	$44.14	$49.52	$54.19	$35.25
Total return	14.50%	22.29%	(8.54)%(2)	(3.10)%	66.33%	(11.03)%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$365,857	$212,291	$93,453	$126,593	$119,237	$42,287
Ratio of gross expenses to average net assets	0.97%	0.98%	0.99%(3)	0.95%	0.96%	1.00%
Ratio of net expenses to average net assets	0.96%	0.93%	0.93%(3)	0.91%	0.93%	0.94%
Ratio of net investment income/(loss) to average net assets	(0.10)%	(0.01)%	0.15%(3)	(0.25)%	(0.21)%	0.00%(4)
Portfolio turnover rate	8%	11%	4%(2)	3%	4%	18%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount is less than $0.01 per share.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Mid Cap Focused Fund, Inc. Investor Class
	Years Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$32.24	$26.41	$31.24	$28.29	$25.49
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.02	0.04	0.03	0.10 (2)	(0.12)
Net gains/(losses) on securities (both realized and unrealized)	2.44	5.80	(2.96)	5.42	5.13
Total from investment operations	2.46	5.84	(2.93)	5.52	5.01
Less distributions:
Dividends from net investment income	(0.02)	(0.01)	(0.03)	—	(0.02)
Distributions from net realized gains	(0.32)	—	(1.87)	(2.57)	(2.19)
Total distributions	(0.34)	(0.01)	(1.90)	(2.57)	(2.21)
Net asset value, end of year	$34.36	$32.24	$26.41	$31.24	$28.29
Total return	7.62%	22.11%	(9.56)%	19.88%	19.96%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$528,378	$424,471	$274,371	$318,184	$332,898
Ratio of expenses to average net assets	1.08%	1.08%	1.07%	1.07%	1.10%
Ratio of net investment income/(loss) to average net assets	0.06%	0.12%	0.10%	0.33%(2)	(0.46)%
Portfolio turnover rate	5%	1%	13%	0%(3)	4%

	Value Line Mid Cap Focused Fund, Inc. Institutional Class
	Years Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$32.48	$26.60	$31.46	$28.39	$25.59
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.11	0.12	0.10	0.19 (2)	(0.04)
Net gains/(losses) on securities (both realized and unrealized)	2.45	5.83	(2.98)	5.45	5.14
Total from investment operations	2.56	5.95	(2.88)	5.64	5.10
Less distributions:
Dividends from net investment income	(0.10)	(0.07)	(0.11)	—	(0.11)
Distributions from net realized gains	(0.32)	—	(1.87)	(2.57)	(2.19)
Total distributions	(0.42)	(0.07)	(1.98)	(2.57)	(2.30)
Net asset value, end of year	$34.62	$32.48	$26.60	$31.46	$28.39
Total return	7.87%	22.38%	(9.35)%	20.24%	20.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,410,282	$837,394	$253,758	$177,272	$138,967
Ratio of gross expenses to average net assets	0.87%	0.87%	0.86%	0.86%	0.89%
Ratio of net expenses to average net assets	0.87%	0.87%	0.82%	0.82%	0.85%
Ratio of net investment income/(loss) to average net assets	0.31%	0.40%	0.35%	0.63%(2)	(0.15)%
Portfolio turnover rate	5%	1%	13%	0%(3)	4%

(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)
Includes income resulting from special dividends. For the year ended December 31, 2021, without these dividends, the per share value for the
Investor Class and Institutional Class would have been $(0.18) and $(0.09), respectively, and the ratio for the Investor Class and Institutional
Class would have been (0.59)% and (0.30)%, respectively.

(3)	Amount is less than 0.50%.
See Notes to Financial Statements.

Value Line Select Growth Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Select Growth Fund, Inc. Investor Class
	Years Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$34.25	$28.74	$40.46	$37.49	$38.93
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.02	0.01	(0.12)	(0.25)	(0.17)
Net gains/(losses) on securities (both realized and unrealized)	4.20	8.92	(8.11)	9.08	8.91
Total from investment operations	4.22	8.93	(8.23)	8.83	8.74
Less distributions:
Dividends from net investment income	(0.03)	—	—	—	—
Distributions from net realized gains	(3.83)	(3.42)	(3.49)	(5.86)	(10.18)
Total distributions	(3.86)	(3.42)	(3.49)	(5.86)	(10.18)
Net asset value, end of year	$34.61	$34.25	$28.74	$40.46	$37.49
Total return	12.20%	31.11%	(20.67)%	24.16%	23.12%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$405,077	$397,990	$331,514	$486,661	$451,806
Ratio of expenses to average net assets	1.14%	1.16%	1.13%	1.13%	1.16%
Ratio of net investment income/(loss) to average net assets	0.05%	0.03%	(0.37)%	(0.62)%	(0.43)%
Portfolio turnover rate	8%	14%	6%	3%	12%

	Value Line Select Growth Fund, Inc. Institutional Class
	Year Ended December 31,				Period Ended December 31,
	2024	2023	2022	2021	2020(2)

Net asset value, beginning of year	$34.69	$29.01	$40.69	$37.58	$36.44
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.11	0.12	(0.04)	(0.15)	0.02
Net gains/(losses) on securities (both realized and unrealized)	4.26	8.98	(8.15)	9.12	11.30
Total from investment operations	4.37	9.10	(8.19)	8.97	11.32
Less distributions:
Dividends from net investment income	(0.13)	—	—	—	—
Distributions from net realized gains	(3.83)	(3.42)	(3.49)	(5.86)	(10.18)
Total distributions	(3.96)	(3.42)	(3.49)	(5.86)	(10.18)
Net asset value, end of year	$35.10	$34.69	$29.01	$40.69	$37.58
Total return	12.49%	31.41%	(20.45)%	24.47%	31.78%(3)
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$18,398	$19,544	$10,801	$15,739	$11,963
Ratio of gross expenses to average net assets	1.03%	1.10%	1.11%	1.04%	1.96%(4)
Ratio of net expenses to average net assets	0.89%	0.91%	0.88%	0.88%	0.91%(4)
Ratio of net investment income/(loss) to average net assets	0.30%	0.36%	(0.12)%	(0.37)%	0.08%(4)
Portfolio turnover rate	8%	14%	6%	3%	12%(3)

(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)	Commenced operations on May 1, 2020.
(3)	Not annualized.
(4)	Annualized.
See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Larger Companies Focused Fund, Inc. Investor Class
	Years Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$29.41	$18.49	$34.36	$38.35	$28.87
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.28)	(0.15)	(0.08)	(0.35)	(0.29)
Net gains/(losses) on securities (both realized and unrealized)	8.09	11.07	(13.17)	1.29	13.42
Total from investment operations	7.81	10.92	(13.25)	0.94	13.13
Less distributions:
Distributions from net realized gains	(0.97)	—	(2.62)	(4.93)	(3.65)
Total distributions	(0.97)	—	(2.62)	(4.93)	(3.65)
Net asset value, end of year	$36.25	$29.41	$18.49	$34.36	$38.35
Total return	26.49%	59.06%	(38.99)%	2.89%	45.98%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$348,335	$304,094	$200,602	$367,681	$394,389
Ratio of gross expenses to average net assets	1.14%	1.16%	1.14%	1.14%	1.15%
Ratio of net expenses to average net assets	1.14%	1.15%	1.14%	1.14%	1.15%
Ratio of net investment income/(loss) to average net assets	(0.85)%	(0.61)%	(0.30)%	(0.87)%	(0.86)%
Portfolio turnover rate	23%	29%	58%	27%	54%

	Value Line Larger Companies Focused Fund, Inc. Institutional Class
	Years Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$29.99	$18.80	$34.79	$38.68	$29.03
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.20)	(0.09)	(0.02)	(0.26)	(0.21)
Net gains/(losses) on securities (both realized and unrealized)	8.25	11.28	(13.35)	1.30	13.51
Total from investment operations	8.05	11.19	(13.37)	1.04	13.30
Less distributions:
Distributions from net realized gains	(0.97)	—	(2.62)	(4.93)	(3.65)
Total distributions	(0.97)	—	(2.62)	(4.93)	(3.65)
Net asset value, end of year	$37.07	$29.99	$18.80	$34.79	$38.68
Total return	26.78%	59.52%	(38.85)%	3.12%	46.36%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$9,160	$10,004	$4,080	$8,730	$6,519
Ratio of gross expenses to average net assets	1.19%	1.45%	1.25%	1.36%	1.80%
Ratio of net expenses to average net assets	0.89%	0.90%	0.89%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.62)%	(0.38)%	(0.06)%	(0.63)%	(0.62)%
Portfolio turnover rate	23%	29%	58%	27%	54%

(1)	Per share amounts are calculated based on average shares outstanding during the year.
See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Asset Allocation Fund, Inc. Investor Class
	Year Ended December 31,		Period Ended December 31,	Year Ended March 31,
	2024	2023	2022*	2022	2021	2020

Net asset value, beginning of year	$40.72	$36.87	$42.79	$43.14	$34.72	$35.07
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.54	0.42	0.13	0.03	0.00 (2)	0.20
Net gains/(losses) on securities (both realized and unrealized)	3.40	7.46	(3.84)	2.59	8.65	0.12
Total from investment operations	3.94	7.88	(3.71)	2.62	8.65	0.32
Less distributions:
Dividends from net investment income	(0.64)	(0.44)	(0.33)	(0.01)	(0.01)	(0.16)
Distributions from net realized gains	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)	(0.51)
Total distributions	(4.12)	(4.03)	(2.21)	(2.97)	(0.23)	(0.67)
Net asset value, end of year	$40.54	$40.72	$36.87	$42.79	$43.14	$34.72
Total return	9.57%	21.39%	(8.81)%(3)	5.70%	24.93%	0.75%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$367,042	$387,504	$372,165	$499,220	$621,482	$600,102
Ratio of gross expenses to average net assets	1.06%	1.06%	1.04%(4)	1.02%	1.03%	1.08%
Ratio of net investment income/(loss) to average net assets	1.26%	1.06%	0.45%(4)	0.07%	0.01%	0.54%
Portfolio turnover rate	21%	29%	37%(3)	14%	19%	16%

	Value Line Asset Allocation Fund, Inc. Institutional Class
	Year Ended December 31,		Period Ended December 31,	Year Ended March 31,
	2024	2023	2022*	2022	2021	2020

Net asset value, beginning of year	$40.80	$36.93	$42.89	$43.24	$34.82	$35.16
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.65	0.51	0.20	0.15	0.11	0.30
Net gains/(losses) on securities (both realized and unrealized)	3.41	7.49	(3.85)	2.61	8.68	0.11
Total from investment operations	4.06	8.00	(3.65)	2.76	8.79	0.41
Less distributions:
Dividends from net investment income	(0.75)	(0.54)	(0.43)	(0.15)	(0.15)	(0.24)
Distributions from net realized gains	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)	(0.51)
Total distributions	(4.23)	(4.13)	(2.31)	(3.11)	(0.37)	(0.75)
Net asset value, end of year	$40.63	$40.80	$36.93	$42.89	$43.24	$34.82
Total return	9.85%	21.68%	(8.65)%(3)	5.98%	25.24%	0.99%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$532,752	$560,759	$575,324	$920,487	$1,165,569	$500,103
Ratio of gross expenses to average net assets	0.82%	0.82%	0.81%(4)	0.77%	0.78%	0.84%
Ratio of net expenses to average net assets	0.82%	0.82%	0.80%(4)	0.77%	0.78%	0.83%
Ratio of net investment income/(loss) to average net assets	1.50%	1.28%	0.68%(4)	0.32%	0.26%	0.80%
Portfolio turnover rate	21%	29%	37%(3)	14%	19%	16%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Capital Appreciation Fund, Inc. Investor Class
	Years Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$10.50	$7.87	$12.39	$12.90	$10.25
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.09	0.08	0.04	(0.05)	(0.03)
Net gains/(losses) on securities (both realized and unrealized)	2.14	2.63	(3.69)	0.88	3.39
Total from investment operations	2.23	2.71	(3.65)	0.83	3.36
Less distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.05)	(0.00)(2)	—
Distributions from net realized gains	—	—	(0.82)	(1.34)	(0.71)
Total distributions	(0.10)	(0.08)	(0.87)	(1.34)	(0.71)
Net asset value, end of year	$12.63	$10.50	$7.87	$12.39	$12.90
Total return	21.23%	34.44%	(29.83)%	6.79%	33.03%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$376,812	$348,142	$277,895	$508,549	$560,243
Ratio of expenses to average net assets	1.08%	1.10%	1.07%	1.05%	1.07%
Ratio of net investment income/(loss) to average net assets	0.79%	0.81%	0.39%	(0.35)%	(0.28)%
Portfolio turnover rate	36%	52%	56%	39%	51%

	Value Line Capital Appreciation Fund, Inc. Institutional Class
	Years Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$10.50	$7.86	$12.39	$12.90	$10.22
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.12	0.10	0.06	(0.01)	(0.01)
Net gains/(losses) on securities (both realized and unrealized)	2.14	2.64	(3.70)	0.88	3.40
Total from investment operations	2.26	2.74	(3.64)	0.87	3.39
Less distributions:
Dividends from net investment income	(0.13)	(0.10)	(0.07)	(0.04)	—
Distributions from net realized gains	—	—	(0.82)	(1.34)	(0.71)
Total distributions	(0.13)	(0.10)	(0.89)	(1.38)	(0.71)
Net asset value, end of year	$12.63	$10.50	$7.86	$12.39	$12.90
Total return	21.50%	34.91%	(29.74)%	7.13%	33.42%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$87,077	$95,627	$80,814	$184,329	$121,927
Ratio of gross expenses to average net assets	0.88%	0.89%	0.86%	0.86%	0.89%
Ratio of net expenses to average net assets	0.83%	0.85%	0.82%	0.80%	0.82%
Ratio of net investment income/(loss) to average net assets	1.04%	1.06%	0.64%	(0.10)%	(0.06)%
Portfolio turnover rate	36%	52%	56%	39%	51%

(1)	Per share amounts are calculated based on average shares outstanding during the year.
(2)	Amount is less than $0.01 per share.
See Notes to Financial Statements.

Value Line Core Bond Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Core Bond Fund Investor Class
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.19	$12.98	$15.11	$15.84	$15.26
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.46	0.39	0.22	0.19	0.25
Net gains/(losses) on securities (both realized and unrealized)	(0.38)	0.21	(2.11)	0.53	0.63
Total from investment operations	0.08	0.60	(1.89)	0.34	0.88
Less distributions:
Dividends from net investment income	(0.48)	(0.39)	(0.24)	(0.23)	(0.30)
Distributions from net realized gains	—	—	—	(0.16)	—
Total distributions	(0.48)	(0.39)	(0.24)	(0.39)	(0.30)
Net asset value, end of year	$12.79	$13.19	$12.98	$15.11	$15.84
Total return	0.65%	4.72%	(12.58)%	(2.18)%	5.77%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$35,389	$37,946	$40,746	$50,267	$53,854
Ratio of gross expenses to average net assets	1.26%	1.28%	1.20%	1.23%	1.19%
Ratio of net expenses to average net assets	0.80%	0.83%	0.90%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets	3.52%	3.01%	1.62%	1.25%	1.62%
Portfolio turnover rate	55%	50%	37%	71%	70%

(1)	Per share amounts are calculated based on average shares outstanding during the year.
See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies
Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund (individually a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds each (except for Value Line Core Bond Fund) offer two classes of shares: Investor Class shares and Institutional Class shares. Value Line Core Bond Fund offers only Investor Class shares. Investor Class shares are available to any investor who meets the Fund’s minimum purchase requirement. Institutional Class shares are designed for investors who meet certain administrative, service and account size criteria. The Value Line Family of Funds (the “Value Line Funds”) is a family of mutual funds that consists of a variety of equity, fixed income, and hybrid funds. The investment objective of each Fund is listed below.
Fund	Investment Goal
Value Line Small Cap Opportunities Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Mid Cap Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Select Growth Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Larger Companies Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Asset Allocation Fund, Inc.	The Fund seeks high total investment return.
Value Line Capital Appreciation Fund, Inc.	The Fund seeks capital appreciation and income.
Value Line Core Bond Fund	The Fund seeks to maximize current income and secondarily capital appreciation.
Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
(A) Security Valuation:  In accordance with Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") has designated EULAV Asset Management (the "Adviser") as its valuation designee (the "Valuation Designee").  As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the "Pricing Procedures") approved by the Board.  The Adviser's day-to-day responsibilities as Valuation Designee are performed by a pricing committee established by the Adviser (the "Committee").
Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value (“NAV”) is being determined. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates fair value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 P.M. Eastern Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing the funds' total net assets by the funds' total number of shares outstanding at the time of calculation.
Bonds and other fixed income securities are calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Bonds and fixed income securities are valued at the evaluated bid on the date as of which the NAV is being determined.
The Committee monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Committee determines that a valuation method may no longer be appropriate, another valuation method may be selected. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Committee. In addition, the Funds may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

December 31, 2024

(B) Fair Value Measurements: The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 — Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
(C) Federal Income Taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.
As of December 31, 2024, and for all open tax years, management has analyzed the Funds’ tax positions taken on federal and state income tax returns, and has concluded that no provision for federal or state income tax is required in the Funds' financial statements. The Funds' federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and the state departments of revenue. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(D) Security Transactions and Income:  Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are calculated using the identified cost method. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.
The Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund may purchase mortgage pass-through securities on a to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. These Funds may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is an adverse market reaction, expenses or delays in connection with TBA transactions, or if the counterparty fails to complete the transaction.
The Value Line Core Bond Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Fund's Statement of Operations.
(E) Fund Distributions: Income dividends and capital gains distributions are automatically reinvested in additional shares of each Fund unless the shareholder has requested otherwise. Income earned by the Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Funds (except for Value Line Core Bond Fund) distribute all of their net investment income annually. Value Line Core Bond Fund declares and pays dividends from its net investment income monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary, to comply with the Internal Revenue Code.

Notes to Financial Statements (continued)

(F) Class Allocations: All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated between the share classes based on respective net assets.
Class Specific Expenses:
	Investor Class	Institutional Class	Total
Value Line Small Cap Opportunities Fund, Inc.
Transfer agent fees	$34,003	$52,016	$86,019
Sub-transfer agent fees	267,953	283,939	551,892
Registration and filing fees	30,469	52,027	82,496
Other	23,468	19,990	43,458

	Investor Class	Institutional Class	Total
Value Line Mid Cap Focused Fund, Inc.
Transfer agent fees	$105,096	$288,999	$394,095
Sub-transfer agent fees	334,979	1,121,000	1,455,979
Registration and filing fees	83,340	173,931	257,271
Other	19,183	41,425	60,608

	Investor Class	Institutional Class	Total
Value Line Select Growth Fund, Inc.
Transfer agent fees	$104,306	$1,548	$105,854
Sub-transfer agent fees	113,744	10,848	124,592
Registration and filing fees	23,445	29,014	52,459
Other	35,533	3,129	38,662

	Investor Class	Institutional Class	Total
Value Line Larger Companies Focused Fund, Inc.
Transfer agent fees	$87,960	$2,642	$90,602
Sub-transfer agent fees	48,095	3,738	51,833
Registration and filing fees	27,389	22,532	49,921
Other	36,506	2,319	38,825

	Investor Class	Institutional Class	Total
Value Line Asset Allocation Fund, Inc.
Transfer agent fees	$58,430	$113,192	$171,622
Sub-transfer agent fees	260,325	405,329	665,654
Registration and filing fees	29,296	33,957	63,253
Other	21,196	30,031	51,227

	Investor Class	Institutional Class	Total
Value Line Capital Appreciation Fund, Inc.
Transfer agent fees	$97,485	$29,731	$127,216
Sub-transfer agent fees	156,218	53,361	209,579
Registration and filing fees	28,844	28,453	57,297
Other	33,939	9,342	43,281

December 31, 2024

(G) Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange at the valuation date. The Funds do not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.
Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Funds, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and change in net unrealized appreciation/(depreciation) on investments.
(H) Representations and Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.
(I) Accounting for Real Estate Investment Trusts: The Funds may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.
(J) Foreign Taxes:  The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
(K) Securities Lending:  Under an agreement with State Street Bank & Trust Company (“State Street”), the Funds can lend their securities to brokers, dealers and other financial institutions approved by the Board. The Funds or the borrower may terminate the loan at any time. By lending their investment securities, the Funds attempt to increase their net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Funds have the right to use the collateral to offset the losses incurred. The lending fees received and the Funds’ portion of the interest income earned on the cash collateral are included in “Securities lending income (Net)” in the Statements of Operations.
Upon entering into a securities lending transaction, the Funds receive cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements and/or State Street Navigator Securities Lending Government Money Market Portfolio. When the Funds invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio, a portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Funds. Investments made with the cash collateral are disclosed in the Schedules of Investments.
As of December 31, 2024, certain Funds loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:
Fund	Value of Securities Loaned	Value of Collateral*
Value Line Small Cap Opportunities Fund, Inc.	$41,543,670	$42,448,757
Value Line Mid Cap Focused Fund, Inc.	4,508,537	4,621,772
Value Line Larger Companies Focused Fund, Inc.	30,376,646	31,085,460
Value Line Asset Allocation Fund, Inc.	40,656,514	41,562,858

Notes to Financial Statements (continued)

Fund	Value of Securities Loaned	Value of Collateral*
Value Line Capital Appreciation Fund, Inc.	$44,989,932	$45,994,941
Value Line Core Bond Fund	2,998,375	3,065,700

*
Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Larger Companies Focused
Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund
received cash collateral of $6,383,124, $1,394,942, $196,448, $20,474,643, $10,973,608 and $1,438,938, respectively, which was subsequently invested in the State Street Navigator Securities Lending Government Money Market Portfolio as reported in the Schedule of Investments. In addition, Value Line Small Cap Opportunities Fund, Inc. received non cash-collateral of
$36,065,633 in the form of U.S. Government obligations, ranging from 0.38% — 4.63%, maturing 1/31/25 — 11/15/40, Value
Line Mid Cap Focused Fund, Inc. received non cash-collateral of $3,226,830 in the form of U.S. Government obligations, ranging from 0.38% — 4.63%, maturing 1/31/26 — 8/15/53, Value Line Larger Companies Focused Fund, Inc. received non cash-collateral of $30,889,012 in the form of U.S. Government obligations, ranging from 0.01% — 5.38%, maturing 1/15/25 —
5/15/54, Value Line Asset Allocation Fund, Inc. received non cash-collateral of $21,088,215 in the form of U.S. Government obligations, ranging from 0.01% — 5.25%, maturing 1/2/25 — 8/15/54, Value Line Capital Appreciation Fund, Inc. received non cash-collateral of $35,021,333 in the form of U.S. Government obligations, ranging from 0.01% — 6.25%, maturing 1/15/25 —
8/15/54 and Value Line Core Bond Fund received non cash-collateral of $1,626,762 in the form of U.S. Government obligations, ranging from 0.01% — 6.25%, maturing 1/16/25 — 2/15/54. The Funds cannot sell or repledge the non-cash collateral which accordingly is not reflected in the Schedule of Investments. The value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

(L) Other Risks: The value of the Funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the Funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the Funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
(M) Subsequent Events:  Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in the financial statements.
2. Investment Risks
Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.
3. Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2024, were as follows:
Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Small Cap Opportunities Fund, Inc.	$159,348,183	$47,092,923	$—	$—
Value Line Mid Cap Focused Fund, Inc.	679,479,491	87,177,668	—	—
Value Line Select Growth Fund, Inc.	34,791,087	73,556,759	—	—
Value Line Larger Companies Focused Fund, Inc.	77,432,194	116,829,746	—	—
Value Line Asset Allocation Fund, Inc.	104,460,313	202,710,009	89,153,109	102,640,911

December 31, 2024

Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Capital Appreciation Fund, Inc.	$100,299,829	$167,828,490	$51,995,940	$51,145,168
Value Line Core Bond Fund	8,060,253	8,459,347	11,981,757	13,392,829
4. Income Taxes
At December 31, 2024, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were:
Fund	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation) on Investments
Value Line Small Cap Opportunities Fund, Inc.	$411,660,411	$326,213,975	$(6,959,811)	$319,254,164
Value Line Mid Cap Focused Fund, Inc.	1,542,684,816	484,472,678	(83,063,925)	401,408,753
Value Line Select Growth Fund, Inc.	194,888,297	231,253,660	(2,082,480)	229,171,180
Value Line Larger Companies Focused Fund, Inc.	186,409,303	190,327,970	(18,340,248)	171,987,722
Value Line Asset Allocation Fund, Inc.	632,149,914	306,427,502	(20,296,738)	286,130,764
Value Line Capital Appreciation Fund, Inc.	321,164,540	169,348,181	(21,408,093)	147,940,088
Value Line Core Bond Fund	38,509,584	92,608	(1,989,496)	(1,896,888)
Net unrealized appreciation/depreciation differs for financial statements and tax purposes primarily due to wash sales, return of capital distribution received, and market premium amortization.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals	Distributable Earnings (Loss)
Value Line Small Cap Opportunities Fund, Inc.	$—	$381,632	$—	$319,254,164	$—	$—	$319,635,796
Value Line Mid Cap Focused Fund, Inc.	489,724	859,167	—	401,408,753	—	—	402,757,644
Value Line Select Growth Fund, Inc.	10,922	10,032,672	—	229,171,180	—	—	239,214,774
Value Line Larger Companies Focused Fund, Inc.	—	8,819,227	—	171,987,722	—	—	180,806,949
Value Line Asset Allocation Fund, Inc.	144,348	11,218,482	—	286,130,764	—	—	297,493,594
Value Line Capital Appreciation Fund, Inc.	1,554,177	7,476,052	—	147,940,088	—	—	156,970,317
Value Line Core Bond Fund	64,363	—	—	(1,896,888)	(4,952,983)	—	(6,785,508)

Notes to Financial Statements (continued)

At December 31, 2024, the Value Line Core Bond Fund has net short-term capital loss carryforwards of $336,556 and net long-term capital loss carryforwards of $4,616,427. These losses can be carried forward indefinitely.
During the current fiscal year, the Value Line Larger Companies Focused Fund and the Value Line Capital Appreciation Fund utilized $2,782,700 and $24,073,115, respectively, of capital loss carryforwards to offset current year realized gains.
In accordance with federal tax laws applicable to investment companies, all or a portion of losses resulting from capital loss or net specified losses realized between November 1 and the Funds' fiscal year-end are not recognized for tax purposes until the subsequent year (late-year loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized. As of December 31, 2024, the Funds did not have any such losses.
A reclassification has been made on the Statements of Assets and Liabilities to increase/(decrease) total distributable earnings/(loss) and additional paid-in capital for the Funds as follows:
	Total Distributable Earnings/(Loss)
Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gains/(Losses)	Additional Paid-In Capital
Value Line Small Cap Opportunities Fund, Inc.	$1,345,283	$152,122	$(1,497,405)
Value Line Mid Cap Focused Fund, Inc.	(57,299)	66,264	(8,965)
Value Line Select Growth Fund, Inc.	(43)	43	—
Value Line Larger Companies Focused Fund, Inc.	2,953,094	—	(2,953,094)
Value Line Asset Allocation Fund, Inc.	336,436	(329,172)	(7,264)
Value Line Capital Appreciation Fund, Inc.	40,039	(39,090)	(949)
Value Line Core Bond Fund	41,850	(41,850)	—
These reclassifications were primarily due to net operating losses and prior year excise tax paid. Net assets were not affected by these reclassifications.
The tax composition of distributions paid to shareholders during fiscal years ended December 31, 2024 and December 31, 2023 were as follows:
	Year Ended December 31, 2024 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$648,783	$—	$648,783
Value Line Mid Cap Focused Fund, Inc.	4,094,514	17,593,250	—	21,687,764
Value Line Select Growth Fund, Inc.	435,871	42,784,899	—	43,220,770
Value Line Larger Companies Focused Fund, Inc.	—	9,349,085	—	9,349,085
Value Line Asset Allocation Fund, Inc.	14,385,904	71,241,557	—	85,627,461
Value Line Capital Appreciation Fund, Inc.	3,867,384	—	—	3,867,384
Value Line Core Bond Fund	1,360,814	—	—	1,360,814

	Year Ended December 31, 2023 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$4,203,633	$41	$4,203,674
Value Line Mid Cap Focused Fund, Inc.	1,929,904	—	—	1,929,904
Value Line Select Growth Fund, Inc.	—	38,347,362	—	38,347,362
Value Line Larger Companies Focused Fund, Inc.	—	—	—	—
Value Line Asset Allocation Fund, Inc.	10,582,983	76,783,722	—	87,366,705
Value Line Capital Appreciation Fund, Inc.	3,516,980	—	—	3,516,980
Value Line Core Bond Fund	1,164,055	—	—	1,164,055

December 31, 2024

5. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates
For providing advisory services to the Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund, and managing each Fund’s investments for the year ended December 31, 2024, the Adviser was paid a fee at an annual rate of 0.74%, 0.65%, 0.73%, 0.73%, 0.64%, 0.64% and 0.30%, respectively, of each Fund’s average daily net assets. The investment advisory agreement between each Fund and the Adviser provides for a combined fee for both advisory services and Administrative Services (as defined in the investment advisory agreement) at an annual rate, based on each Fund’s average daily net assets, equal to 0.75% for Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc. and Value Line Small Cap Opportunities Fund and 0.70% on the first $100 million of average daily net assets, and 0.65% on the remaining net assets for Value Line Mid Cap Focused Fund, Inc. and Value Line Capital Appreciation Fund, Inc. and 0.65% on the first $750 million of average daily net assets, and 0.60% on the net assets over $750 million for Value Line Asset Allocation Fund, Inc. and 0.50% for Value Line Core Bond Fund (the “Combined Rate”). The advisory fee component paid by each Fund to the Adviser for each period is calculated by subtracting the amount paid by each Fund for Administrative Services with respect to the same period from the respective Combined Rate. The Adviser provides (or arranges for the provision of) such Administrative Services pursuant to a separate administration agreement with the Funds.
For the Value Line Larger Companies Focused Fund, the Adviser has contractually agreed to waive through May 1, 2025 certain Fund-wide fees and further assume certain Fund-wide expenses to the extent necessary to limit such expenses (excluding brokerage commissions, interest, taxes, and certain non-routine Fund-wide expenses) to 0.90% of the average daily net assets of each class (the “Fund-Level Expense Limitation 1”).
Effective May 1, 2023, for the Value Line Core Bond Fund, the Adviser and the Distributor have agreed to waive a portion of their advisory and Rule 12b-1 fee and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to interest, taxes, brokerage and futures commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.80% of the Fund’s average daily net assets (the “Fund-Level Expense Limitation 2”). Prior to May 1, 2023 the Fund-Level Expense Limitation 2 was 0.90%. The Adviser and the Distributor may subsequently recover from the Value Line Core Bond Fund reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Fund-Level Expense Limitation 2 can be terminated or modified before May 1, 2025 only with the agreement of the Fund’s Board.
For Value Line Asset Allocation Fund, Inc., the Adviser contractually agreed to waive and not recoup a portion of its annual advisory fee rate by 0.05% with respect to the portion of the Fund’s average daily net assets that exceed $750 million. This contractual waiver creates a breakpoint in the advisory fee.
The Funds have a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the 1940 Act, which compensates EULAV Securities, LLC (the “Distributor”) for advertising, marketing and distributing the Funds’ shares and for servicing the Funds’ shareholders at an annual rate of 0.25% of the Funds’ average daily net assets attributable to Investor Class shares. Institutional Class shares do not pay Rule 12b-1 distribution and service fees, and are not subject to the Plan.
The Funds (except Value Line Core Bond Fund) have a Sub-Transfer Agent Plan (the “sub TA plan”) which compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares of such class in omnibus accounts maintained by the financial intermediaries with the Funds. The sub-transfer agency fee, which the Fund may pay directly to the financial intermediary or indirectly via the Distributor, will not exceed (unless approved by the Board) the lower of: (i) the aggregate amount of additional transfer agency fees and expenses that the Funds would otherwise pay to the transfer agent if each subaccount in the omnibus account for such class of shares maintained by the financial intermediary with the Funds were a direct account with the Funds or (ii) the amount by which the fees charged by the financial intermediary for including the Funds on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Funds’ Plan with respect to each Fund’s assets attributable to shares held by the financial intermediary in the omnibus account. If the sub-transfer agency fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary.
The Adviser agreed to pay or reimburse certain class-specific expenses of the Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., and Value Line Capital Appreciation Fund, Inc. attributable to the Institutional Class, so that the Institutional Class bears its class-specific fees and expenses at the same annual percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding the 12b-1 fees paid by the Investor Class and certain non-routine class-specific expenses, if applicable) (the “Class Expense Limitation”, together with the Fund-level Expense Limitations (attributable to the Value Line Larger Companies Focused Fund and Value Line Core Bond Fund), the “Expense Limitations”). The Adviser may subsequently recover from the Fund contractually reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that such class’ expense ratio is less than the applicable Expense Limitation or, if lower, the expense limitation in effect when the waiver or reimbursement occurred. The Class Expense Limitation can be terminated

Notes to Financial Statements (continued)

or modified only with the agreement of the Board of Directors. With the approval of the Value Line Small Cap Opportunities Fund’s Board, this Class Expense Limitation was terminated effective May 1, 2024 and amounts previously reimbursed and/or waived by the Adviser and eligible for recovery by the Adviser were forfeited.
As of December 31, 2024, fees contractually waived/reimbursed by the Adviser amounted to $35,522, $29,672, $25,375, $44,608 and $77,627 for the Value Line Small Cap Opportunities Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund, respectively. As of December 31, 2024, the Adviser and Distributor may seek reimbursement of the remaining waived fees and reimbursed expenses as follows:
Fund	Expiration for the 12 months ended	Fees Waived and Reimbursed by the Adviser	Fees Waived and Reimbursed by the Distributor
Value Line Select Growth Fund, Inc.	December 31, 2025	$28,912	$—
Value Line Select Growth Fund, Inc.	December 31, 2026	28,799	—
Value Line Select Growth Fund, Inc.	December 31, 2027	29,672	—
Value Line Larger Companies Focused Fund, Inc.	December 31, 2025	19,795	—
Value Line Larger Companies Focused Fund, Inc.	December 31, 2026	33,805	—
Value Line Larger Companies Focused Fund, Inc.	December 31, 2027	25,375	—
Value Line Capital Appreciation Fund, Inc.	December 31, 2025	50,603	—
Value Line Capital Appreciation Fund, Inc.	December 31, 2026	41,652	—
Value Line Capital Appreciation Fund, Inc.	December 31, 2027	44,608	—
Value Line Core Bond Fund	December 31, 2025	21,481	—
Value Line Core Bond Fund	December 31, 2026	78,228	—
Value Line Core Bond Fund	December 31, 2027	77,627	91,519
During the year ended December 31, 2024, the Advisor recouped previously waived and reimbursed fees from Value Line Larger Companies Focused Fund, Inc. and Value Line Capital Appreciation Fund, Inc. in the amounts of $33,018 and $4,359 respectively.
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include certain agreements related to preferred shares, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds' financial statements.
6. Recent Accounting Standards
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The President and Principal Financial Officer act as each Fund's chief operating decision maker (“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Value Line Small Cap Opportunities Fund, Inc. (1)
Value Line Mid Cap Focused Fund, Inc. (2)
Value Line Select Growth Fund, Inc. (3)
Value Line Larger Companies Focused Fund, Inc. (2)
Value Line Asset Allocation Fund, Inc. (1)
Value Line Capital Appreciation Fund, Inc. (2)
Value Line Core Bond Fund (2)
(1)
Statement of operations for the year ended December 31, 2024, statement of changes in net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for the years ended December 31, 2024 and December 31, 2023, the period April 1, 2022 through December 31, 2022 and for each of the three years in the period ended March 31, 2022
(2)
Statement of operations for the year ended December 31, 2024, statement of changes in net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024
(3)
Statement of operations for the year ended December 31, 2024, statement of changes in net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
February 14, 2025
We have served as the auditor of one or more investment companies in the Value Line Funds since 1983.

Federal Tax Notice (unaudited)

Each Fund designates the following amounts distributed during the fiscal year ended December 31, 2024, if any, as capital gain dividends, dividends eligible for the corporate dividends received deduction and/or qualified dividend income:
Fund	% of Qualifying Dividend Income	% of Dividends Eligible for the Corporate Dividends Received Deduction	Long-Term Capital Gains
Value Line Small Cap Opportunities Fund, Inc.	0%	0%	$648,783
Value Line Mid Cap Focused Fund, Inc.	100	100	17,593,250
Value Line Select Growth Fund, Inc.	100	100	42,784,899
Value Line Larger Companies Focused Fund, Inc.	0	0	9,349,085
Value Line Asset Allocation Fund, Inc.	54	54	71,241,557
Value Line Capital Appreciation Fund, Inc.	45	45	—
Value Line Core Bond Fund	0	0	—
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Regulatory filings of Forms N-PORT are available on the SEC's website at http://www.sec.gov.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30 is available through the Funds' website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

In 1950, Value Line started its first mutual fund. For seven decades, knowledgeable investors and financial advisors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what it is today - a diversified family of mutual funds with a wide range of investment objectives.
Strategies That Have Stood the Test of Time
1950Value Line Mid Cap Focused Fund
1952Value Line Capital Appreciation Fund
1956Value Line Select Growth Fund
1972Value Line Larger Companies Focused Fund
1986Value Line Core Bond Fund
1993Value Line Small Cap Opportunities Fund
1993Value Line Asset Allocation Fund
2015Institutional shares launched for the Value Line
Larger Companies Focused Fund, Small Cap
Opportunities Fund, Asset Allocation Fund
and Capital Appreciation Fund
2017Insitutional shares launched for the
Value Line Mid Cap Focused Fund
2020Institutional shares launched for the
Value Line Select Growth Fund

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 1605 Main Street, Suite 912, Sarasota, Florida 34236 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

(b) Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7

Item 9. Proxy Disclosure for Open End Management Investment Companies.

At a special meeting of shareholders of the Funds held on November 15, 2024, shareholders approved a proposal to elect three nominees, Messrs. James E. Hillman and Cornelius V. Kilbane, Jr. and Ms. Linda R. Ridolfi (the “Nominees”), to serve as directors. Mr. Kilbane and Ms. Ridolfi assumed the role of director with immediate effect. Mr. Hillman, who has served by appointment of the Board in accordance with the requirements of the Investment Company Act of 1940 since 2015, continues to serve without interruption. Dr. Paul Craig Roberts, an existing director, will resign from the Board, after decades of exemplary service, effective December 31, 2024

Item 10 Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included in Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

Included in item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 16. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls during the period covered by this report, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendments hereto Filed herewith.

(a)	(3) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

Date:	March 3, 2025

By:	/s/ James Gallo
James Gallo, Treasurer, Principal Financial Officer

Date:	March 3, 2025